GOLDMAN SACHS DATA ENHANCED INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.3%
Communication Services – 4.2%
3,200 Daiichikosho Co. Ltd. (Japan) $ 32,816
3,278 Deutsche Telekom AG
(Germany) 110,397
12,300 LY Corp. (Japan) 32,243
726 Modern Times Group MTG AB,
Class B (Sweden)* 10,473
1,700 SoftBank Group Corp. (Japan) 79,997
105 Spotify Technology SA* 52,256
1,229 Telekom Austria AG (Austria) 14,069
14,839 Telstra Group Ltd. (Australia) 55,626
10,309 TPG Telecom Ltd. (Australia) 28,928
10,719 Vodafone Group PLC (United
Kingdom) 16,096
432,901
Consumer Discretionary – 8.5%
1,096 AcadeMedia AB (Sweden)
(a)
12,155
340 Amadeus IT Group SA (Spain) 21,719
87 Aristocrat Leisure Ltd.
(Australia) 3,136
284 Avolta AG (Switzerland)* 17,919
34 Christian Dior SE (France) 17,759
480 Cie Financiere Richemont SA
(Switzerland) 103,759
1,018 Cie Generale des Etablissements
Michelin SCA (France) 37,433
883 Compass Group PLC (United
Kingdom) 28,406
35 Ferrari NV (Italy) 12,057
1,380 Industria de Diseno Textil SA
(Spain) 85,834
7,500 Izumi Co. Ltd. (Japan) 42,214
3,300 JTEKT Corp. (Japan) 44,901
2,800 Koito Manufacturing Co. Ltd.
(Japan) 49,197
126 LVMH Moet Hennessy Louis
Vuitton SE (France) 69,555
740 Marimekko OYJ (Finland) 9,015
1,200 NHK Spring Co. Ltd. (Japan) 27,055
875 Prosus NV (China)* 39,843
3,400 Sony Group Corp. (Japan) 73,557
800 Sumitomo Electric Industries
Ltd. (Japan) 63,245
1,900 Toyota Motor Corp. (Japan) 36,308
1,700 TPR Co. Ltd. (Japan) 14,940
901 Wesfarmers Ltd. (Australia) 51,725
1,900 Yamaha Motor Co. Ltd. (Japan) 15,647
877,379
Consumer Staples – 5.6%
589 British American Tobacco PLC
(United Kingdom) 36,450
865 Danone SA (France) 61,514
1,667 Imperial Brands PLC (United
Kingdom) 60,580
1,800 Japan Tobacco, Inc. (Japan) 69,732
1,712 Nestle SA (Switzerland) 174,059
758 Reckitt Benckiser Group PLC
(United Kingdom) 46,908
1,915 Unilever PLC (United Kingdom) 108,558
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
16,000 WH Group Ltd. (Hong Kong)
(a)
$ 18,475
576,276
Energy – 3.4%
8,782 BP PLC 61,769
3,300 China Aviation Oil Singapore
Corp. Ltd. (Singapore) 4,994
2,400 ENEOS Holdings, Inc. (Japan) 19,682
700 Inpex Corp. (Japan) 15,848
371 Neste OYJ (Finland) 12,191
956 Repsol SA (Spain) 24,588
1,491 Shell PLC 62,665
1,199 TotalEnergies SE (France) 104,697
2,065 Woodside Energy Group Ltd.
(Australia) 45,554
351,988
Financials – 23.1%
7,200 AIA Group Ltd. (Hong Kong) 75,561
2,204 AIB Group PLC (Ireland) 25,977
293 Allianz SE (Germany) 130,475
237 Amundi SA (France)
(a)
23,218
963 ANZ Group Holdings Ltd.
(Australia) 24,389
1,882 AXA SA (France) 87,255
6,765 B2 Impact ASA (Norway) 16,299
3,381 Banco Bilbao Vizcaya Argentaria
SA (Spain) 79,343
5,459 Banco Santander SA (Spain) 68,342
19,200 Bank of East Asia Ltd. (The)
(Hong Kong) 33,415
608 Bank of Ireland Group PLC
(Ireland) 12,370
7,080 Barclays PLC (United Kingdom) 43,705
4,793 CaixaBank SA (Spain) 64,881
672 Commonwealth Bank of
Australia (Australia) 79,788
3,620 Conduit Holdings Ltd.
(Bermuda) 21,568
6,000 Daiwa Securities Group, Inc.
(Japan) 56,555
1,301 Danske Bank A/S (Denmark) 68,541
728 Deutsche Bank AG (Germany) 23,668
162 Deutsche Boerse AG (Germany) 46,808
453 Edenred SE (France) 12,338
555 Georgia Capital PLC (Georgia)* 31,458
129 Hannover Rueck SE (Germany) 34,985
2,500 Hirogin Holdings, Inc. (Japan) 31,684
661 Hoist Finance AB (Sweden)
(a)
12,442
800 Hokuhoku Financial Group, Inc.
(Japan) 32,444
5,214 HSBC Holdings PLC (United
Kingdom) 97,945
508 ING Groep NV (Netherlands) 15,828
4,999 Intesa Sanpaolo SpA (Italy) 33,876
63,114 Lloyds Banking Group PLC
(United Kingdom) 86,691
266 Macquarie Group Ltd.
(Australia) 45,655
3,300 Mitsubishi HC Capital, Inc.
(Japan) 26,980

GOLDMAN SACHS DATA ENHANCED INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
6,500 Mitsubishi UFJ Financial Group,
Inc. (Japan) $ 122,454
100 Mizuho Financial Group, Inc.
(Japan) 4,520
30 Muenchener
Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany) 15,834
1,562 National Australia Bank Ltd.
(Australia) 41,954
4,200 NatWest Group PLC (United
Kingdom) 33,934
2,900 Nomura Holdings, Inc. (Japan) 23,409
2,307 Nordea Bank Abp (Finland) 44,340
1,300 ORIX Corp. (Japan) 50,934
1,049 Polar Capital Holdings PLC
(United Kingdom) 11,878
5,024 Sabre Insurance Group PLC
(United Kingdom)
(a)
10,267
3,000 Singapore Exchange Ltd.
(Singapore) 51,468
928 Skandinaviska Enskilda Banken
AB, Class A (Sweden) 18,584
1,100 Sompo Holdings, Inc. (Japan) 41,170
316 Standard Chartered PLC (United
Kingdom) 8,491
1,400 Sumitomo Mitsui Financial
Group, Inc. (Japan) 51,175
1,316 Tryg A/S (Denmark) 30,987
2,543 UBS Group AG (Switzerland) 120,551
1,238 UniCredit SpA (Italy) 107,254
237 Van Lanschot Kempen NV
(Netherlands) 18,419
2,150 Westpac Banking Corp.
(Australia) 55,689
106 Zurich Insurance Group AG
(Switzerland) 75,564
2,383,360
Health Care – 11.9%
513 Alcon AG 34,207
800 Asahi Intecc Co. Ltd. (Japan) 18,926
1,987 Ascom Holding AG
(Switzerland) 15,411
3,200 Astellas Pharma, Inc. (Japan) 45,892
720 AstraZeneca PLC (United
Kingdom) 133,952
135 BioMerieux (France) 11,713
279 EssilorLuxottica SA (France) 57,025
255 Eurofins Scientific SE
(Luxembourg) 18,586
1,678 Fisher & Paykel Healthcare
Corp. Ltd. (New Zealand) 37,462
1,306 Fresenius SE & Co. KGaA
(Germany) 55,277
188 Galderma Group AG
(Switzerland)* 40,073
316 Galenica AG (Switzerland)
(a)
33,709
1,260 GSK PLC (United Kingdom) 31,956
11,983 Haleon PLC 54,386
400 Hoya Corp. (Japan) 68,045
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
68 Lonza Group AG (Switzerland) $ 43,549
1,800 Mochida Pharmaceutical Co.
Ltd. (Japan) 39,010
581 Novartis AG 87,609
1,400 Novo Nordisk A/S, Class B
(Denmark) 64,040
3,200 PHC Holdings Corp. (Japan) 22,212
785 QIAGEN NV 28,989
361 Roche Holding AG 152,143
1,069 Sanofi SA 93,922
1,100 Santen Pharmaceutical Co. Ltd.
(Japan) 13,236
21 Sartorius Stedim Biotech
(France) 4,365
61 UCB SA (Belgium) 17,917
1,223,612
Industrials – 20.4%
1,070 ABB Ltd. (Switzerland) 114,511
22 Airbus SE (France) 4,613
13,769 Aurizon Holdings Ltd.
(Australia) 41,510
1,237 BAE Systems PLC (United
Kingdom) 33,732
1,190 Brambles Ltd. (Australia) 14,187
815 Bureau Veritas SA (France) 24,728
88 Burkhalter Holding AG
(Switzerland) 18,358
1,100 Central Glass Co. Ltd. (Japan) 28,366
787 Cie de Saint-Gobain SA (France) 71,873
3,000 CK Hutchison Holdings Ltd.
(United Kingdom) 26,967
4,700 Daiho Corp. (Japan) 21,907
100 Daikin Industries Ltd. (Japan) 14,627
3,445 Deutsche Lufthansa AG
(Germany) 34,493
1,350 Deutsche Post AG (Germany) 80,660
324 DKSH Holding AG (Switzerland) 25,709
600 FANUC Corp. (Japan) 29,746
200 Fuji Electric Co. Ltd. (Japan) 19,398
500 Fujikura Ltd. (Japan) 14,985
1,874 Grafton Group PLC (United
Kingdom) 20,969
100 Hikari Tsushin, Inc. (Japan) 22,960
800 Hitachi Construction Machinery
Co. Ltd. (Japan) 26,127
2,100 Hitachi Ltd. (Japan) 68,149
1,000 IHI Corp. (Japan) 17,379
3,200 ITOCHU Corp. (Japan) 38,907
200 Jardine Matheson Holdings Ltd.
(Indonesia) 13,276
738 Kone OYJ, Class B (Finland) 44,146
221 Legrand SA (France) 38,078
2,000 Luckland Co. Ltd. (Japan) 16,484
600 Makita Corp. (Japan) 20,858
600 Mitsubishi Corp. (Japan) 19,090
600 Mitsubishi Electric Corp. (Japan) 24,718
1,000 Mitsubishi Heavy Industries Ltd.
(Japan) 23,909
600 Mitsui & Co. Ltd. (Japan) 19,938

GOLDMAN SACHS DATA ENHANCED INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,343 Monadelphous Group Ltd.
(Australia) $ 30,013
55 MTU Aero Engines AG
(Germany) 20,108
200 Nachi-Fujikoshi Corp. (Japan) 7,287
700 NIPPON EXPRESS
HOLDINGS, Inc. (Japan) 23,125
11,380 Norwegian Air Shuttle ASA
(Norway) 20,461
2,200 NSK Ltd. (Japan) 17,261
3,400 Okamura Corp. (Japan) 49,380
144 Prysmian SpA (Italy) 24,870
200 Recruit Holdings Co. Ltd.
(Japan) 13,280
1,409 RELX PLC (United Kingdom) 46,532
4,313 Rolls-Royce Holdings PLC
(United Kingdom) 77,753
325 Safran SA (France) 115,940
180 Schindler Holding AG
Participation Certificates
(Switzerland) 60,818
171 Schneider Electric SE 53,868
375 Siemens AG (Germany) 118,066
468 Siemens Energy AG (Germany) 89,151
1,000 Taikisha Ltd. (Japan) 28,111
240 Thales SA (France) 67,076
693 Trelleborg AB, Class B (Sweden) 30,277
35 VAT Group AG (Switzerland)
(a)
27,360
577 Vinci SA (France) 84,200
812 Wolters Kluwer NV
(Netherlands) 57,820
2,098,115
Information Technology – 12.0%
300 Advantest Corp. (Japan) 49,318
900 Alps Alpine Co. Ltd. (Japan) 12,274
28 ASM International NV
(Netherlands) 29,355
206 ASML Holding NV
(Netherlands) 332,895
41 BE Semiconductor Industries NV
(Netherlands) 13,607
691 Codan Ltd. (Australia) 21,205
1,000 FUJIFILM Holdings Corp.
(Japan) 20,868
1,900 Fujitsu Ltd. (Japan) 40,199
562 Infineon Technologies AG
(Germany) 53,194
100 Kioxia Holdings Corp. (Japan)* 41,366
2,200 Konica Minolta, Inc. (Japan) 8,425
3,400 Kyocera Corp. (Japan) 74,390
900 Mitsubishi Research Institute,
Inc. (Japan) 25,611
200 Murata Manufacturing Co. Ltd.
(Japan) 12,092
465 Mycronic AB (Sweden) 15,008
1,300 NEC Corp. (Japan) 33,507
1,400 NSW, Inc. (Japan) 22,321
1,900 Renesas Electronics Corp.
(Japan) 53,709
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
1,100 Ricoh Co. Ltd. (Japan) $ 10,078
2,180 Sage Group PLC (The) (United
Kingdom) 24,754
644 SAP SE (Germany) 116,680
1,100 Seiko Epson Corp. (Japan) 20,229
371 Sesa SpA (Italy) 42,017
800 SRA Holdings (Japan) 22,740
600 TDK Corp. (Japan) 15,483
2,271 Telefonaktiebolaget LM
Ericsson, Class B (Sweden) 29,540
200 Tokyo Electron Ltd. (Japan) 65,858
46 Tower Semiconductor Ltd.
(Israel)* 13,220
700 WingArc1st, Inc. (Japan) 11,130
1,231,073
Materials – 6.4%
28 Air Liquide SA (France) 5,819
232 Anglo American PLC (South
Africa) 12,471
377 ArcelorMittal (Luxembourg) 26,097
2,400 Asahi Kasei Corp. (Japan) 26,941
267 BASF SE (Germany) 15,834
257 Bekaert SA (Belgium) 12,416
3,158 BHP Group Ltd. (Australia) 141,580
714 Corticeira Amorim SGPS SA
(Portugal) 5,449
526 Endeavour Mining PLC (Ivory
Coast) 32,572
942 Evolution Mining Ltd.
(Australia) 8,228
1,150 Fortescue Ltd. (Australia) 18,460
7,471 Glencore PLC (Australia)* 57,181
1,176 Huhtamaki OYJ (Finland) 37,602
900 JSP Corp. (Japan) 14,615
2,200 Mitsubishi Chemical Group
Corp. (Japan) 15,851
1,982 Pan African Resources PLC
(South Africa) 3,679
727 Rio Tinto Ltd. (Australia) 97,099
700 Shin-Etsu Chemical Co. Ltd.
(Japan) 34,114
437 SSAB AB, Class B (Sweden) 4,505
2,000 Toray Industries, Inc. (Japan) 14,976
1,900 Tosoh Corp. (Japan) 32,822
455 Umicore SA (Belgium) 13,423
498 Yara International ASA (Brazil) 27,113
658,847
Real Estate – 1.5%
644 ARGAN SA REIT (France) 45,993
8,000 CK Asset Holdings Ltd. (Hong
Kong) 48,322
273 Gecina SA REIT (France) 23,399
399 Klepierre SA REIT (France) 16,306
1,500 Sun Hung Kai Properties Ltd.
(Hong Kong) 25,206
159,226
Utilities – 2.3%
11,526 EDP SA (Portugal) 58,738

GOLDMAN SACHS DATA ENHANCED INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
1,817 Iberdrola SA (Spain) $ 41,347
4,172 National Grid PLC (United
Kingdom) 67,231
1,111 Redeia Corp. SA (Spain) 19,097
549 RWE AG (Germany) 34,954
322 Solaria Energia y Medio
Ambiente SA (Spain)* 8,830
1,100 Tohoku Electric Power Co., Inc.
(Japan) 6,955
237,152
TOTAL COMMON STOCKS
(Cost $9,958,432)
10,229,929
Shares Description Dividend Rate Value
aa0
Preferred Stock – 0.6%
Household Products – 0.6%
782 Henkel AG & Co.
KGaA 3.10% 60,849
(Cost $60,008)
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,188 3.532% 4,188
(Cost $4,188)
TOTAL INVESTMENTS – 99.9%
(Cost $10,022,628)
$ 10,294,966
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
10,477
NET ASSETS – 100.0%
$ 10,305,443
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 4.0%
8,698 Alphabet, Inc., Class A $ 3,308,197
49,366 AST SpaceMobile, Inc.* 5,598,598
136,282 AT&T, Inc. 3,379,794
22,120 Charter Communications, Inc.,
Class A* 3,186,386
131,537 Comcast Corp., Class A 3,271,325
27,761 EchoStar Corp., Class A* 3,586,444
17,280 Electronic Arts, Inc. 3,485,722
56,130 Fox Corp., Class A 3,587,830
20,700 Live Nation Entertainment, Inc.* 3,486,087
5,650 Meta Platforms, Inc., Class A 3,573,681
39,537 Netflix, Inc.* 3,400,973
45,203 Omnicom Group, Inc. 3,286,710
20,850 Reddit, Inc., Class A* 3,669,600
79,123 ROBLOX Corp., Class A* 3,730,649
15,537 Take-Two Interactive Software,
Inc.* 3,482,774
18,246 TKO Group Holdings, Inc. 3,743,714
18,024 T-Mobile US, Inc. 3,380,041
73,837 Verizon Communications, Inc. 3,530,147
32,444 Walt Disney Co. (The) 3,303,772
127,158 Warner Bros Discovery, Inc.* 3,434,538
71,426,982
Consumer Discretionary – 8.6%
24,920 Airbnb, Inc., Class A* 3,322,085
12,579 Amazon.com, Inc.* 3,404,381
965 AutoZone, Inc.* 2,832,458
20,565 Booking Holdings, Inc. 3,443,198
10,896 Burlington Stores, Inc.* 3,528,452
127,719 Carnival Corp. Ltd. 3,583,795
45,400 Carvana Co.* 3,314,200
106,182 Chipotle Mexican Grill, Inc.* 3,382,959
23,209 D.R. Horton, Inc. 3,413,812
17,761 Darden Restaurants, Inc. 3,621,646
15,341 Dick's Sporting Goods, Inc. 3,491,151
20,982 DoorDash, Inc., Class A* 3,342,223
143,010 DraftKings, Inc., Class A* 3,502,315
32,147 eBay, Inc. 3,512,703
14,159 Expedia Group, Inc. 3,196,961
33,496 Flutter Entertainment PLC* 3,248,442
285,473 Ford Motor Co. 4,978,649
14,414 Garmin Ltd. 3,371,723
44,076 General Motors Co. 3,668,886
10,843 Hilton Worldwide Holdings, Inc. 3,552,817
10,786 Home Depot, Inc. (The) 3,420,672
65,787 Las Vegas Sands Corp. 3,326,849
39,046 Lennar Corp., Class A 3,505,550
14,973 Lowe’s Cos., Inc. 3,209,612
9,619 Marriott International, Inc.,
Class A 3,612,896
12,296 McDonald's Corp. 3,433,043
80,006 NIKE, Inc., Class B 3,698,677
570 NVR, Inc.* 3,479,736
36,542 O'Reilly Automotive, Inc.* 3,174,769
28,841 PulteGroup, Inc. 3,408,429
9,356 Ralph Lauren Corp. 3,404,648
238,482 Rivian Automotive, Inc., Class
A* 3,887,257
15,292 Ross Stores, Inc. 3,543,615
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
12,325 Royal Caribbean Cruises Ltd. $ 3,508,065
44,074 Somnigroup International, Inc. 3,120,880
32,737 Starbucks Corp. 3,246,201
23,631 Tapestry, Inc. 3,437,365
8,706 Tesla, Inc.* 3,793,988
22,503 TJX Cos., Inc. (The) 3,482,339
107,363 Tractor Supply Co. 3,385,155
6,524 Ulta Beauty, Inc.* 3,319,737
40,804 Viking Holdings Ltd.* 3,758,457
18,407 Williams-Sonoma, Inc. 3,747,113
22,282 Yum! Brands, Inc. 3,296,622
152,914,531
Consumer Staples – 5.7%
49,289 Altria Group, Inc. 3,429,529
45,929 Archer-Daniels-Midland Co. 3,664,216
27,794 Bunge Global SA 3,427,000
4,039 Casey's General Stores, Inc. 3,098,478
36,546 Church & Dwight Co., Inc. 3,494,894
44,075 Coca-Cola Co. (The) 3,482,366
38,997 Colgate-Palmolive Co. 3,514,799
22,912 Constellation Brands, Inc., Class
A 3,180,644
3,501 Costco Wholesale Corp. 3,348,076
30,170 Dollar General Corp. 3,337,104
36,463 Dollar Tree, Inc.* 4,245,752
40,288 Estee Lauder Cos., Inc. (The),
Class A 3,583,617
99,353 General Mills, Inc. 3,359,125
18,697 Hershey Co. (The) 3,627,779
197,324 Kenvue, Inc. 3,409,759
122,671 Keurig Dr Pepper, Inc. 3,683,810
35,176 Kimberly-Clark Corp. 3,433,177
151,487 Kraft Heinz Co. (The) 3,637,203
53,152 Kroger Co. (The) 3,303,397
56,194 Mondelez International, Inc.,
Class A 3,437,387
45,547 Monster Beverage Corp.* 4,011,780
22,379 PepsiCo, Inc. 3,226,828
20,510 Philip Morris International, Inc. 3,638,064
23,596 Procter & Gamble Co. (The) 3,387,442
47,442 Sysco Corp. 3,596,578
26,866 Target Corp. 3,413,863
51,037 Tyson Foods, Inc., Class A 3,114,278
36,950 US Foods Holding Corp.* 3,024,357
26,627 Walmart, Inc. 3,082,075
100,193,377
Energy – 4.6%
51,995 Baker Hughes Co. 3,321,441
13,304 Cheniere Energy, Inc. 2,991,537
18,797 Chevron Corp. 3,429,701
29,208 ConocoPhillips 3,329,128
147,444 Devon Energy Corp. 6,559,784
17,873 Diamondback Energy, Inc. 3,422,322
25,791 EOG Resources, Inc. 3,440,004
60,238 EQT Corp. 3,308,873
35,778 Expand Energy Corp. 3,326,638
23,452 Exxon Mobil Corp. 3,406,638
85,600 Halliburton Co. 3,325,560
110,644 Kinder Morgan, Inc. 3,438,815

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
14,165 Marathon Petroleum Corp. $ 3,523,827
62,685 Occidental Petroleum Corp. 3,549,852
40,725 ONEOK, Inc. 3,418,456
20,179 Phillips 66 3,549,082
63,020 SLB Ltd. 3,437,741
14,009 Targa Resources Corp. 3,573,276
47,481 TechnipFMC PLC (United
Kingdom) 3,248,650
8,302 Texas Pacific Land Corp. 3,262,686
14,686 Valero Energy Corp. 3,595,427
288,813 Venture Global, Inc., Class A 3,477,308
47,057 Williams Cos., Inc. (The) 3,359,399
81,296,145
Financials – 15.2%
53,103 Affirm Holdings, Inc.* 3,911,036
30,176 Aflac, Inc. 3,392,386
15,926 Allstate Corp. (The) 3,282,189
10,928 American Express Co. 3,458,384
44,474 American International Group,
Inc. 3,301,305
7,320 Ameriprise Financial, Inc. 3,262,597
11,262 Aon PLC, Class A 3,559,468
26,406 Apollo Global Management, Inc. 3,398,716
36,753 Arch Capital Group Ltd.* 3,283,513
28,062 Ares Management Corp., Class A 3,605,967
17,284 Arthur J Gallagher & Co. 3,475,985
64,806 Bank of America Corp. 3,343,990
26,058 Bank of New York Mellon Corp.
(The) 3,633,267
7,432 Berkshire Hathaway, Inc., Class
B* 3,526,335
3,232 Blackrock, Inc. 3,383,516
27,874 Blackstone, Inc. 3,260,422
49,380 Block, Inc.* 3,739,054
60,991 Brown & Brown, Inc. 3,430,744
17,731 Capital One Financial Corp. 3,332,187
68,255 Carlyle Group, Inc. (The) 3,100,825
10,219 Cboe Global Markets, Inc. 3,408,650
37,831 Charles Schwab Corp. (The) 3,304,538
10,833 Chubb Ltd. 3,376,971
21,652 Cincinnati Financial Corp. 3,408,458
27,010 Citigroup, Inc. 3,400,559
53,172 Citizens Financial Group, Inc. 3,310,489
12,097 CME Group, Inc. 3,309,013
17,777 Coinbase Global, Inc., Class A* 3,360,386
11,419 Corpay, Inc.* 4,131,394
74,629 Fidelity National Information
Services, Inc. 3,208,301
68,308 Fifth Third Bancorp 3,410,618
1,736 First Citizens BancShares, Inc.,
Class A 3,455,525
62,069 Fiserv, Inc.* 3,510,623
49,538 Global Payments, Inc. 3,740,614
3,716 Goldman Sachs Group, Inc.
(The)
(a)
3,810,981
26,139 Hartford Insurance Group, Inc.
(The) 3,323,051
206,599 Huntington Bancshares, Inc. 3,379,960
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
40,012 Interactive Brokers Group, Inc.,
Class A $ 3,479,844
22,578 Intercontinental Exchange, Inc. 3,338,157
11,048 JPMorgan Chase & Co. 3,306,777
155,973 KeyCorp 3,326,904
34,370 KKR & Co., Inc. 3,297,458
32,944 Loews Corp. 3,411,351
10,638 LPL Financial Holdings, Inc. 2,912,365
15,882 M&T Bank Corp. 3,432,259
1,935 Markel Group, Inc.* 3,513,167
21,051 Marsh & McLennan Cos., Inc. 3,367,528
7,094 Mastercard, Inc., Class A 3,504,294
43,389 MetLife, Inc. 3,587,836
7,726 Moody's Corp. 3,501,810
18,004 Morgan Stanley 3,744,832
5,997 MSCI, Inc. 3,786,386
39,067 Nasdaq, Inc. 3,614,479
21,279 Northern Trust Corp. 3,520,611
75,325 PayPal Holdings, Inc. 3,370,794
15,789 PNC Financial Services Group,
Inc. (The) 3,491,264
34,289 Principal Financial Group, Inc. 3,553,026
17,489 Progressive Corp. (The) 3,329,906
34,933 Prudential Financial, Inc. 3,515,657
21,924 Raymond James Financial, Inc. 3,144,121
124,621 Regions Financial Corp. 3,489,388
44,585 Robinhood Markets, Inc., Class
A* 4,204,366
231,443 Rocket Cos., Inc., Class A* 3,358,238
8,198 S&P Global, Inc. 3,475,952
216,363 SoFi Technologies, Inc.* 3,942,134
23,062 State Street Corp. 3,589,370
46,537 Synchrony Financial 3,324,603
29,240 T. Rowe Price Group, Inc. 3,056,457
121,853 Toast, Inc., Class A* 3,171,834
75,735 TPG, Inc. 3,224,039
31,639 Tradeweb Markets, Inc., Class A 3,171,810
11,551 Travelers Cos., Inc. (The) 3,371,621
68,524 Truist Financial Corp. 3,303,542
61,612 US Bancorp 3,379,418
10,917 Visa, Inc., Class A 3,562,872
52,629 W R Berkley Corp. 3,344,047
43,149 Wells Fargo & Co. 3,345,773
13,538 Willis Towers Watson PLC 3,380,032
268,278,339
Health Care – 11.2%
40,183 Abbott Laboratories 3,439,665
17,057 AbbVie, Inc. 3,713,650
29,372 Agilent Technologies, Inc. 3,980,787
11,478 Alnylam Pharmaceuticals, Inc.* 3,466,126
10,544 Amgen, Inc. 3,551,114
24,058 Becton Dickinson & Co. 3,539,413
18,178 Biogen, Inc.* 3,562,888
62,815 Boston Scientific Corp.* 3,034,593
61,612 Bristol-Myers Squibb Co. 3,522,974
18,165 Cardinal Health, Inc. 3,574,872
13,800 Cencora, Inc. 3,717,168
64,885 Centene Corp.* 3,867,146
12,302 Cigna Group (The) 3,412,575

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
40,637 CVS Health Corp. $ 3,697,154
19,901 Danaher Corp. 3,635,316
58,038 Dexcom, Inc.* 4,279,722
42,168 Edwards Lifesciences Corp.* 3,646,267
9,305 Elevance Health, Inc. 3,658,633
3,467 Eli Lilly & Co. 3,831,035
56,330 GE HealthCare Technologies,
Inc. 3,511,612
25,792 Gilead Sciences, Inc. 3,467,219
8,058 HCA Healthcare, Inc. 3,050,275
14,039 Humana, Inc. 4,287,791
6,025 IDEXX Laboratories, Inc.* 3,395,268
24,544 Illumina, Inc.* 3,999,690
35,365 Incyte Corp.* 3,421,210
24,910 Insmed, Inc.* 2,663,128
7,728 Intuitive Surgical, Inc.* 3,281,618
19,216 IQVIA Holdings, Inc.* 3,501,347
15,578 Johnson & Johnson 3,510,191
13,515 Labcorp Holdings, Inc. 3,514,711
4,633 McKesson Corp. 3,439,725
83,978 Medline, Inc., Class A* 3,070,236
44,949 Medtronic PLC 3,317,686
30,784 Merck & Co., Inc. 3,654,676
2,608 Mettler-Toledo International,
Inc.* 3,078,953
71,183 Moderna, Inc.* 3,359,126
15,978 Natera, Inc.* 3,569,006
132,288 Pfizer, Inc. 3,463,300
18,310 Quest Diagnostics, Inc. 3,568,619
4,809 Regeneron Pharmaceuticals, Inc. 2,956,477
16,528 ResMed, Inc. 3,149,741
23,115 REVOLUTION Medicines, Inc.* 3,640,150
68,545 Royalty Pharma PLC, Class A 3,822,069
16,205 STERIS PLC 3,447,290
11,971 Stryker Corp. 3,652,232
196,432 Summit Therapeutics, Inc.* 3,445,417
17,930 Tenet Healthcare Corp.* 3,143,488
7,346 Thermo Fisher Scientific, Inc. 3,617,978
5,936 United Therapeutics Corp.* 3,305,284
9,457 UnitedHealth Group, Inc. 3,596,592
20,559 Veeva Systems, Inc., Class A* 3,584,256
8,165 Vertex Pharmaceuticals, Inc.* 3,654,164
9,906 Waters Corp.* 3,799,644
11,100 West Pharmaceutical Services,
Inc. 3,583,191
41,670 Zimmer Biomet Holdings, Inc. 3,430,691
30,763 Zoetis, Inc. 2,389,977
199,475,126
Industrials – 16.7%
23,694 3M Co. 3,628,262
23,531 AerCap Holdings NV (Ireland) 3,279,986
14,345 AMETEK, Inc. 3,239,818
74,976 API Group Corp.* 3,074,016
21,296 ATI, Inc.* 3,730,207
16,799 Automatic Data Processing, Inc. 3,726,690
9,188 Axon Enterprise, Inc.* 4,122,839
12,051 Bloom Energy Corp., Class A* 3,434,535
15,164 Boeing Co. (The)* 3,505,159
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
22,771 Broadridge Financial Solutions,
Inc. $ 3,500,358
16,350 BWX Technologies, Inc. 3,202,638
20,692 C.H. Robinson Worldwide, Inc. 3,696,626
7,604 Carpenter Technology Corp. 3,566,124
51,168 Carrier Global Corp. 3,268,100
3,769 Caterpillar, Inc. 3,301,154
20,558 Cintas Corp. 3,520,763
1,732 Comfort Systems USA, Inc. 3,166,460
104,271 Copart, Inc.* 3,416,961
76,150 CSX Corp. 3,446,549
4,930 Cummins, Inc. 3,187,886
4,700 Curtiss-Wright Corp. 3,513,767
5,833 Deere & Co. 3,162,536
47,550 Delta Air Lines, Inc. 3,921,924
15,303 Dover Corp. 3,234,442
8,314 Eaton Corp. PLC 3,330,588
3,682 EMCOR Group, Inc. 3,044,351
23,794 Emerson Electric Co. 3,422,053
20,120 Equifax, Inc. 3,335,695
23,056 Expeditors International of
Washington, Inc. 3,642,617
77,096 Fastenal Co. 3,407,643
9,174 FedEx Corp. 3,777,394
13,811 Ferguson Enterprises, Inc. 3,120,872
57,686 Fortive Corp. 3,364,248
12,615 FTAI Aviation Ltd. 3,284,189
3,136 GE Vernova, Inc. 3,036,652
10,047 General Dynamics Corp. 3,484,501
11,445 General Electric Co. 3,705,433
12,011 HEICO Corp. 4,181,990
16,059 Honeywell International, Inc. 3,819,794
13,615 Howmet Aerospace, Inc. 3,516,074
6,897 Hubbell, Inc. 3,266,488
13,404 Illinois Tool Works, Inc. 3,314,541
43,962 Ingersoll Rand, Inc. 3,149,438
15,955 ITT, Inc. 3,111,225
13,962 J.B. Hunt Transport Services, Inc. 3,859,516
24,701 Johnson Controls International
PLC 3,311,416
11,532 L3Harris Technologies, Inc. 3,634,656
26,694 Leidos Holdings, Inc. 3,411,493
6,430 Lennox International, Inc. 3,228,889
6,835 Lockheed Martin Corp. 3,625,626
8,070 MasTec, Inc.* 3,053,446
10,932 Norfolk Southern Corp. 3,333,823
6,272 Northrop Grumman Corp. 3,535,401
20,295 nVent Electric PLC 3,389,062
17,300 Old Dominion Freight Line, Inc. 3,895,095
45,141 Otis Worldwide Corp. 3,197,788
29,878 PACCAR, Inc. 3,297,635
3,853 Parker-Hannifin Corp. 3,254,359
38,008 Paychex, Inc. 3,686,016
4,439 Quanta Services, Inc. 3,159,369
17,362 Republic Services, Inc. 3,480,039
41,883 Rocket Lab Corp.* 6,009,373
7,680 Rockwell Automation, Inc. 3,464,141
64,095 Rollins, Inc. 3,050,922
19,781 RTX Corp. 3,553,854
9,029 Snap-on, Inc. 3,351,655

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
85,245 Southwest Airlines Co. $ 3,661,273
50,171 SS&C Technologies Holdings,
Inc. 3,387,546
45,654 Sunbelt Rentals Holdings, Inc. 3,563,295
58,524 Symbotic, Inc.* 2,716,977
7,179 Trane Technologies PLC 3,239,883
2,816 TransDigm Group, Inc. 3,543,429
44,597 Uber Technologies, Inc.* 3,139,629
12,963 Union Pacific Corp. 3,404,602
35,065 United Airlines Holdings, Inc.* 4,025,462
34,807 United Parcel Service, Inc.,
Class B 3,713,559
3,629 United Rentals, Inc. 3,613,286
39,740 Veralto Corp. 3,267,820
20,187 Verisk Analytics, Inc. 3,532,523
9,849 Vertiv Holdings Co., Class A 3,109,428
2,981 W.W. Grainger, Inc. 3,679,269
15,739 Waste Management, Inc. 3,328,169
12,767 Westinghouse Air Brake
Technologies Corp. 3,334,230
9,157 Woodward, Inc. 3,205,225
16,313 XPO, Inc.* 3,495,060
29,247 Xylem, Inc. 3,203,716
297,111,541
Information Technology – 19.0%
19,717 Accenture PLC, Class A 3,688,459
13,683 Adobe, Inc.* 3,546,770
8,373 Advanced Micro Devices, Inc.* 4,321,305
25,316 Amphenol Corp., Class A 3,766,008
8,387 Analog Devices, Inc. 3,470,960
12,117 Apple, Inc. 3,781,231
8,141 Applied Materials, Inc. 3,663,938
7,550 AppLovin Corp., Class A* 4,628,829
24,465 Arista Networks, Inc.* 3,901,434
16,838 Astera Labs, Inc.* 5,772,908
39,059 Atlassian Corp., Class A* 4,203,139
14,335 Autodesk, Inc.* 3,315,829
8,242 Broadcom, Inc. 3,682,278
9,895 Cadence Design Systems, Inc.* 3,709,932
31,316 CDW Corp. 3,928,592
6,035 Ciena Corp.* 3,501,688
28,781 Circle Internet Group, Inc.* 3,252,253
38,106 Cisco Systems, Inc. 4,588,725
14,136 Cloudflare, Inc., Class A* 3,418,368
67,842 Cognizant Technology Solutions
Corp., Class A 3,782,531
10,151 Coherent Corp.* 3,669,282
25,404 CoreWeave, Inc., Class A* 2,782,500
18,876 Corning, Inc. 3,419,576
7,426 Crowdstrike Holdings, Inc.,
Class A* 5,428,406
24,043 Datadog, Inc., Class A* 5,947,036
14,929 Dell Technologies, Inc., Class C 6,283,765
22,433 Entegris, Inc. 3,113,476
46,600 Everpure, Inc., Class A* 3,705,166
5,350 Fabrinet (Thailand)* 3,499,756
3,313 Fair Isaac Corp.* 4,143,205
15,948 First Solar, Inc.* 4,892,687
39,039 Fortinet, Inc.* 5,386,211
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
48,915 GLOBALFOUNDRIES, Inc.* $ 3,911,733
116,153 Hewlett Packard Enterprise Co. 4,999,225
162,310 HP, Inc. 4,388,862
31,242 Intel Corp.* 3,582,833
15,360 International Business Machines
Corp. 4,574,208
8,932 Intuit, Inc. 2,961,226
66,378 IonQ, Inc.* 4,783,862
9,467 Jabil, Inc. 3,451,290
9,524 Keysight Technologies, Inc.* 3,222,255
1,932 KLA Corp. 3,712,744
11,809 Lam Research Corp. 3,757,388
3,802 Lumentum Holdings, Inc.* 3,250,558
11,224 MACOM Technology Solutions
Holdings, Inc.* 4,092,719
20,487 Marvell Technology, Inc. 4,199,835
34,019 Microchip Technology, Inc. 3,219,898
5,326 Micron Technology, Inc. 5,171,546
8,412 Microsoft Corp. 3,787,419
11,875 MKS, Inc. 3,850,587
13,157 MongoDB, Inc.* 4,414,831
2,114 Monolithic Power Systems, Inc. 3,310,968
8,063 Motorola Solutions, Inc. 3,251,647
31,104 NetApp, Inc. 5,421,116
16,927 NVIDIA Corp. 3,573,967
11,539 NXP Semiconductors NV
(Netherlands) 3,708,058
33,028 ON Semiconductor Corp.* 3,983,837
18,115 Oracle Corp. 4,090,005
26,128 Palantir Technologies, Inc., Class
A* 4,090,077
19,023 Palo Alto Networks, Inc.* 5,358,589
26,036 PTC, Inc.* 3,611,974
23,276 Qnity Electronics, Inc. 3,631,056
17,897 QUALCOMM, Inc. 4,492,505
9,885 Roper Technologies, Inc. 3,217,864
19,099 Salesforce, Inc. 3,649,819
119,610 Samsara, Inc., Class A* 4,185,154
2,516 Sandisk Corp.* 4,264,570
4,486 Seagate Technology Holdings
PLC 3,946,783
38,958 ServiceNow, Inc.* 4,845,206
24,948 Snowflake, Inc.* 6,375,461
18,824 Strategy, Inc.* 2,994,710
108,299 Super Micro Computer, Inc.* 4,991,501
6,956 Synopsys, Inc.* 3,308,413
16,211 TE Connectivity PLC
(Switzerland) 3,459,589
5,364 Teledyne Technologies, Inc.* 3,324,768
9,140 Teradyne, Inc. 3,421,193
11,975 Texas Instruments, Inc. 3,660,518
53,063 Trimble, Inc.* 2,993,284
18,129 Twilio, Inc., Class A* 3,456,113
3,406 Ubiquiti, Inc. 1,988,627
12,626 VeriSign, Inc. 3,603,208
7,431 Western Digital Corp. 3,947,422
28,041 Workday, Inc., Class A* 4,099,314
33,322 Zoom Communications, Inc.* 3,385,182
25,055 Zscaler, Inc.* 3,500,935
336,672,695

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Materials – 5.0%
11,489 Air Products and Chemicals, Inc. $ 3,201,065
17,825 Albemarle Corp. 3,144,686
65,128 Amrize Ltd.* 3,542,312
28,535 CF Industries Holdings, Inc. 3,205,907
188,241 Coeur Mining, Inc. 3,636,816
42,399 Corteva, Inc. 3,318,994
30,210 CRH PLC 3,286,546
89,827 Dow, Inc. 3,031,661
69,699 DuPont de Nemours, Inc. 3,374,826
13,164 Ecolab, Inc. 3,369,984
57,145 Freeport-McMoRan, Inc. 3,754,998
42,327 International Flavors &
Fragrances, Inc. 3,218,968
104,837 International Paper Co. 3,508,894
6,922 Linde PLC 3,445,010
47,504 LyondellBasell Industries NV,
Class A 3,166,142
5,649 Martin Marietta Materials, Inc. 3,285,684
30,494 Newmont Corp. 3,348,546
14,850 Nucor Corp. 3,712,500
15,187 Packaging Corp. of America 3,324,586
31,119 PPG Industries, Inc. 3,515,825
14,854 Royal Gold, Inc. 3,334,426
10,734 Sherwin-Williams Co. (The) 3,261,419
82,694 Smurfit Westrock PLC 3,402,858
19,303 Southern Copper Corp. (Mexico) 3,692,664
14,359 Steel Dynamics, Inc. 3,735,494
11,756 Vulcan Materials Co. 3,326,008
88,146,819
Real Estate – 4.2%
19,356 American Tower Corp. REIT 3,618,798
18,550 AvalonBay Communities, Inc.
REIT 3,385,560
23,844 CBRE Group, Inc., Class A* 2,981,454
100,140 CoStar Group, Inc.* 3,224,508
38,557 Crown Castle, Inc. REIT 3,527,965
17,431 Digital Realty Trust, Inc. REIT 3,311,890
3,195 Equinix, Inc. REIT 3,412,388
52,124 Equity Residential REIT 3,411,516
12,934 Essex Property Trust, Inc. REIT 3,526,326
23,926 Extra Space Storage, Inc. REIT 3,452,761
119,754 Invitation Homes, Inc. REIT 3,502,804
26,003 Iron Mountain, Inc. REIT 3,334,885
24,255 Prologis, Inc. REIT 3,479,865
11,174 Public Storage REIT 3,393,432
54,063 Realty Income Corp. REIT 3,312,981
15,857 SBA Communications Corp.
REIT 3,221,508
17,023 Simon Property Group, Inc.
REIT 3,488,183
92,752 UDR, Inc. REIT 3,422,549
40,091 Ventas, Inc. REIT 3,384,482
121,204 VICI Properties, Inc. REIT 3,420,377
16,224 Welltower, Inc. REIT 3,331,274
142,775 Weyerhaeuser Co. REIT 3,499,415
74,644,921
Utilities – 5.6%
48,042 Alliant Energy Corp. 3,440,288
31,874 Ameren Corp. 3,441,436
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
26,084 American Electric Power Co.,
Inc. $ 3,304,060
27,657 American Water Works Co., Inc. 3,409,278
18,882 Atmos Energy Corp. 3,193,513
81,545 CenterPoint Energy, Inc. 3,446,092
46,930 CMS Energy Corp. 3,405,710
32,438 Consolidated Edison, Inc. 3,426,426
10,799 Constellation Energy Corp. 3,107,412
56,248 Dominion Energy, Inc. 3,765,241
24,163 DTE Energy Co. 3,452,168
27,799 Duke Energy Corp. 3,411,771
50,772 Edison International 3,550,994
30,857 Entergy Corp. 3,364,956
43,042 Evergy, Inc. 3,531,166
50,521 Eversource Energy 3,449,069
76,874 Exelon Corp. 3,508,529
75,702 FirstEnergy Corp. 3,511,816
36,496 NextEra Energy, Inc. 3,175,517
72,391 NiSource, Inc. 3,345,912
23,235 NRG Energy, Inc. 3,115,349
215,692 PG&E Corp. 3,524,407
93,626 PPL Corp. 3,313,424
44,124 Public Service Enterprise Group,
Inc. 3,470,352
37,229 Sempra 3,318,221
37,153 Southern Co. (The) 3,419,934
21,875 Vistra Corp. 3,505,031
30,450 WEC Energy Group, Inc. 3,381,472
43,313 Xcel Energy, Inc. 3,443,383
98,732,927
TOTAL COMMON STOCKS
(Cost $1,470,302,544)
1,768,893,403
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,430,930 3.532% 2,430,930
(Cost $2,430,930)
TOTAL INVESTMENTS – 99.9%
(Cost $1,472,733,474)
$ 1,771,324,333
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,838,638
NET ASSETS – 100.0%
$ 1,773,162,971
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF
Schedule of Investments
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 99.6%
Communication Services – 11.3%
27,387 Alphabet, Inc., Class A $ 10,416,372
79,185 EchoStar Corp., Class A* 10,229,910
54,159 Electronic Arts, Inc. 10,924,953
17,692 Meta Platforms, Inc., Class A 11,190,367
124,874 Netflix, Inc.* 10,741,661
402,763 Warner Bros Discovery, Inc.* 10,878,629
64,381,892
Consumer Discretionary – 10.0%
41,140 Amazon.com, Inc.* 11,134,130
161,777 Carvana Co.* 11,809,721
68,257 DoorDash, Inc., Class A* 10,872,658
7,025 MercadoLibre, Inc. (Brazil)* 11,911,941
25,736 Tesla, Inc.* 11,215,491
56,943,941
Financials – 13.6%
22,512 Berkshire Hathaway, Inc., Class
B* 10,681,494
58,057 Capital One Financial Corp. 10,910,652
36,488 JPMorgan Chase & Co. 10,921,223
21,988 Mastercard, Inc., Class A 10,861,632
891,431 NU Holdings Ltd., Class A
(Brazil)* 11,704,489
26,954 S&P Global, Inc. 11,428,496
33,358 Visa, Inc., Class A 10,886,717
77,394,703
Health Care – 8.2%
94,880 Abivax SA ADR (France)* 12,583,934
10,813 Eli Lilly & Co. 11,948,365
74,602 REVOLUTION Medicines, Inc.* 11,748,323
27,590 UnitedHealth Group, Inc. 10,492,753
46,773,375
Industrials – 14.6%
39,379 Bloom Energy Corp., Class A* 11,223,015
49,284 Boeing Co. (The)* 11,391,996
347,285 Centuri Holdings, Inc.* 10,675,541
10,356 GE Vernova, Inc. 10,027,922
26,191 MasTec, Inc.* 9,909,889
34,393 Norfolk Southern Corp. 10,488,489
144,714 Uber Technologies, Inc.* 10,187,866
29,294 Vertiv Holdings Co., Class A 9,248,409
83,153,127
Information Technology – 37.5%
25,622 Advanced Micro Devices, Inc.* 13,223,514
36,194 Apple, Inc. 11,294,700
24,888 Applied Materials, Inc. 11,201,093
21,690 AppLovin Corp., Class A* 13,297,922
7,235 ASML Holding NV
(Netherlands) 11,668,319
25,557 Broadcom, Inc. 11,418,101
28,413 Coherent Corp.* 10,270,447
448,845 Core Scientific, Inc.* 12,051,488
106,046 Hut 8 Corp.* 13,237,722
99,904 Intel Corp.* 11,456,991
38,165 Lam Research Corp. 12,143,340
11,194 Lumentum Holdings, Inc.* 9,570,422
61,431 Marvell Technology, Inc. 12,593,355
14,996 Micron Technology, Inc. 14,561,116
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
25,755 Microsoft Corp. $ 11,595,931
48,227 NVIDIA Corp. 10,182,649
7,720 Sandisk Corp.* 13,085,246
26,874 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 11,245,425
214,097,781
Utilities – 4.4%
32,511 Talen Energy Corp.* 12,575,255
77,796 Vistra Corp. 12,465,253
25,040,508
TOTAL COMMON STOCKS
(Cost $500,753,823)
567,785,327
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
989,260 3.532% 989,260
(Cost $989,260)
TOTAL INVESTMENTS – 99.8%
(Cost $501,743,083)
$ 568,774,587
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
893,410
NET ASSETS – 100.0%
$ 569,667,997
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.4%
Communication Services – 2.3%
155,000 Bharti Airtel Ltd. (India) $ 2,984,158
54,495 PVR Inox Ltd. (India)* 552,178
3,536,336
Consumer Discretionary – 17.1%
15,610 Amber Enterprises India Ltd.
(India)* 1,251,265
87,636 Arvind Fashions Ltd. (India) 425,588
168,339 ASK Automotive Ltd. (India) 807,939
37,749 Ather Energy Ltd. (India)* 383,093
35,007 Bluestone Jewellery And
Lifestyle Ltd. (India)* 176,730
11,407 Dixon Technologies India Ltd.
(India) 1,383,729
929,900 Eternal Ltd. (India)* 2,452,782
120,487 Eureka Forbes Ltd. (India)* 558,362
31,948 Gabriel India Ltd. (India) 369,958
27,015 Ganesha Ecosphere Ltd. (India) 262,529
73,829 GNG Electronics Ltd. (India)*
(a)
341,129
97,627 Gokaldas Exports Ltd. (India)* 710,930
211,285 Kalyan Jewellers India Ltd.
(India) 789,650
50,506 LG Electronics India Ltd.
(India)* 810,169
118,658 Mahindra & Mahindra Ltd.
(India) 3,804,050
13,061 MakeMyTrip Ltd. (India)* 610,471
52,899 Metro Brands Ltd. (India) 570,363
35,051 Pearl Global Industries Ltd.
(India) 610,072
657,924 Physicswallah Ltd. (India)*
(a)
739,091
158,683 Pricol Ltd. (India) 938,902
1,475,000 Samvardhana Motherson
International Ltd. (India) 2,262,805
45,173 SJS Enterprises Ltd. (India) 1,001,034
96,287 Tenneco Clean Air India Ltd.* 596,270
31,978 Trent Ltd. (India) 1,421,843
25,291 Tube Investments of India Ltd.
(India) 836,307
61,445 TVS Motor Co. Ltd. (India) 2,170,431
56,697 Whirlpool of India Ltd. (India) 490,877
26,776,369
Consumer Staples – 5.0%
82,041 Bikaji Foods International Ltd.
(India) 561,376
61,425 Colgate-Palmolive India Ltd.
(India) 1,331,888
117,812 Godrej Consumer Products Ltd.
(India) 1,276,462
158,680 Nestle India Ltd. (India) 2,374,354
183,648 Tata Consumer Products Ltd.
(India) 2,278,009
7,822,089
Energy – 3.6%
374,193 Oil & Natural Gas Corp. Ltd.
(India) 1,045,377
334,105 Reliance Industries Ltd. (India) 4,646,521
5,691,898
Shares Description Value
Common Stocks – (continued)
Financials – 29.0%
119,435 360 ONE WAM Ltd. (India) $ 1,388,589
395,289 Aditya Birla Capital Ltd. (India)* 1,511,668
248,678 Angel One Ltd. (India) 882,938
146,123 AU Small Finance Bank Ltd.
(India)
(a)
1,514,603
298,343 Axis Bank Ltd. (India) 4,040,506
348,322 Aye Finance Ltd. (India)* 531,503
402,512 Bajaj Finance Ltd. (India)* 3,848,227
122,614 Five-Star Business Finance Ltd.
(India) 574,543
319,765 Go Digit General Insurance Ltd.
(India)* 1,028,297
704,486 HDFC Bank Ltd. (India) 5,521,316
93,771 Home First Finance Co. India
Ltd. (India)
(a)
1,051,420
647,070 ICICI Bank Ltd. (India) 8,557,671
15,802 ICICI Prudential Asset
Management Co. Ltd. (India) 588,583
889,064 IDFC First Bank Ltd. (India) 667,453
92,176 India Shelter Finance Corp. Ltd.
(India) 741,144
873,922 Kotak Mahindra Bank Ltd.
(India) 3,534,325
24,991 Multi Commodity Exchange of
India Ltd. (India) 777,220
56,983 Nuvama Wealth Management
Ltd. (India) 932,482
51,304 Onemi Technology Solutions Ltd.
(India)* 147,140
105,570 PB Fintech Ltd. (India)* 1,891,925
105,349 SBI Life Insurance Co. Ltd.
(India)
(a)
2,029,465
94,837 Spandana Sphoorty Financial
Ltd. (India)* 250,949
264,231 State Bank of India (India) 2,682,362
231,058 Tata Capital Ltd. (India)* 744,007
45,438,336
Health Care – 9.1%
27,511 Apollo Hospitals Enterprise Ltd.
(India) 2,367,828
86,593 Cohance Lifesciences Ltd.
(India)* 393,315
24,480 Divi's Laboratories Ltd. (India) 1,717,981
42,324 Dr Lal PathLabs Ltd. (India)
(a)
716,122
62,793 Jupiter Life Line Hospitals Ltd.
(India) 877,185
54,865 Laurus Labs Ltd. (India)
(a)
786,591
56,978 Laxmi Dental Ltd. (India)* 139,476
137,072 Medi Assist Healthcare Services
Ltd. (India)*
(a)
531,839
41,746 Rubicon Research Ltd.* 441,892
103,222 SAI Life Sciences Ltd. (India)*
(a)
1,260,395
165,050 Sun Pharmaceutical Industries
Ltd. (India) 3,125,873
39,392 Torrent Pharmaceuticals Ltd.
(India) 1,828,950
14,187,447
Industrials – 11.8%
185,889 Afcons Infrastructure Ltd. (India) 663,428

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
454,363 Bharat Electronics Ltd. (India) $ 1,964,522
280,787 Bharat Heavy Electricals Ltd.
(India) 1,231,768
160,026 CMS Info Systems Ltd. (India) 512,925
84,731 Computer Age Management
Services Ltd. (India) 705,943
17,083 Doms Industries Ltd. (India) 392,927
45,623 Hindustan Aeronautics Ltd.
(India) 2,066,866
69,174 INOX India Ltd. (India) 1,087,561
14,804 KEI Industries Ltd. (India) 820,843
139,739 Praj Industries Ltd. (India) 518,211
14,859 Schneider Electric Infrastructure
Ltd. (India)* 204,710
28,635 Siemens Energy India Ltd.
(India) 1,167,132
29,869 Siemens Ltd. (India)* 1,208,594
2,527,721 Suzlon Energy Ltd. (India)* 1,516,367
372,946 Tata Motors Ltd. (India)* 1,489,821
130,174 TD Power Systems Ltd. (India) 1,806,815
99,392 Techno Electric & Engineering
Co. Ltd. (India) 1,129,093
7,505 Titagarh Rail System Ltd. (India) 65,266
18,552,792
Information Technology – 6.6%
49,925 AurionPro Solutions Ltd. (India) 417,688
109,369 Coforge Ltd. (India) 1,636,851
21,887 Cognizant Technology Solutions
Corp., Class A 1,220,310
32,101 Fractal Analytics Ltd. (India)* 338,716
313,625 Infosys Ltd. (India) 3,832,497
54,700 KPIT Technologies Ltd. (India) 444,481
110,412 Newgen Software Technologies
Ltd. (India) 514,520
28,251 Persistent Systems Ltd. (India) 1,544,675
102,330 R Systems International Ltd.
(India) 285,501
99,042 Vikram Solar Ltd. (India)* 207,686
10,442,925
Materials – 9.6%
53,338 APL Apollo Tubes Ltd. (India) 1,028,076
107,391 Archean Chemical Industries
Ltd. (India)* 593,759
86,092 Grasim Industries Ltd. (India) 2,829,617
58,497 Gravita India Ltd. (India)* 993,156
201,595 Hindalco Industries Ltd. (India) 2,390,917
430,851 JSW Cement Ltd. (India)*
(a)
587,908
29,810 JSW Dulux Ltd. (India) 989,002
35,691 Midwest Ltd. (India)* 447,189
19,041 Navin Fluorine International Ltd.
(India) 1,428,877
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
1,625,652 Tata Steel Ltd. (India) $ 3,559,664
21,352 Tatva Chintan Pharma Chem Pvt
Ltd. (India) 254,696
15,102,861
Real Estate – 2.2%
53,969 Aditya Birla Real Estate Ltd.
(India) 706,596
85,477 Awfis Space Solutions Ltd.
(India)* 295,031
71,121 Brigade Enterprises Ltd. (India) 488,377
74,512 Godrej Properties Ltd. (India)* 1,382,550
71,799 Wework India Management Ltd.
(India)* 454,072
3,326,626
Utilities – 2.1%
153,380 Acme Solar Holdings Ltd. (India) 500,665
1,258,775 NHPC Ltd. (India) 1,045,048
474,063 NTPC Green Energy Ltd.
(India)* 516,579
263,312 Tata Power Co. Ltd. (The) (India) 1,166,195
3,228,487
TOTAL COMMON STOCKS
(Cost $166,747,251)
154,106,166
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,243,588 3.519% 1,243,588
(Cost $1,243,588)
TOTAL INVESTMENTS – 99.2%
(Cost $167,990,839)
$ 155,349,754
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
1,281,972
NET ASSETS – 100.0%
$ 156,631,726
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
FUTURES CONTRACTS
— At May 31, 2026, the
Fund
had the following futures contracts:

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
IFSC NIFTY 50 33 06/30/26 $ 1,565,685 $ (4,097)

Goldman Sachs Innovate Equity ETF
Schedule of Investments
May 31,2026 (Unaudited)
–
Shares Description Value
Common Stocks – 99.9%
Communication Services – 10.4%
10,425 Alphabet, Inc., Class A $ 3,965,045
87,278 AMC Entertainment Holdings,
Inc., Class A* 150,991
61,997 Baidu, Inc., Class A (China)* 1,028,353
12,427 Bilibili, Inc., Class Z (China)* 216,118
22,623 Bumble, Inc., Class A* 71,715
23,453 Comcast Corp., Class A 583,276
13,250 Cover Corp. (Japan)* 133,174
3,537 CTS Eventim AG & Co. KGaA
(Germany) 256,524
2,784 Electronic Arts, Inc. 561,588
10,305 Grindr, Inc. (Singapore)* 128,812
21,056 Hello Group, Inc. ADR (China) 125,494
3,455 IDT Corp., Class B 190,578
95,502 iQIYI, Inc. ADR (China)* 108,872
3,019 Iridium Communications, Inc. 156,324
3,384 JOYY, Inc. ADR (China) 228,183
69,735 Kuaishou Technology (China)
(a)
405,202
4,494 Liberty Media Corp.-Liberty
Formula One, Class C* 408,010
2,690 Live Nation Entertainment, Inc.* 453,023
2,079 Madison Square Garden
Entertainment Corp.* 146,632
564 Madison Square Garden Sports
Corp.* 211,100
5,679 Match Group, Inc. 205,182
5,390 Meta Platforms, Inc., Class A 3,409,229
7,362 MIXI, Inc. (Japan) 122,230
29,392 NetEase, Inc. (China) 727,918
12,775 Netflix, Inc.* 1,098,906
113,623 Newborn Town, Inc. (China)* 115,255
30,330 Paramount Skydance Corp.,
Class B
(b)
321,801
26,322 Playtika Holding Corp. 99,234
42,713 Rightmove PLC (United
Kingdom) 241,642
20,993 Rumble, Inc.*
(b)
192,926
36,877 Snap, Inc., Class A* 210,568
1,301 Sphere Entertainment Co.* 180,162
953 Spotify Technology SA* 474,289
2,172 Take-Two Interactive Software,
Inc.* 486,876
41,787 Tencent Holdings Ltd. (China) 2,277,720
65,610 Tencent Music Entertainment
Group, Class A (China) 295,845
1,788 TKO Group Holdings, Inc. 366,862
14,220 Ubisoft Entertainment SA
(France)*
(b)
93,491
8,420 Walt Disney Co. (The) 857,409
15,322 Warner Bros Discovery, Inc.* 413,847
8,807 Warner Music Group Corp.,
Class A 277,773
7,644 Weibo Corp., Class A (China) 57,934
11,975 Yalla Group Ltd. ADR (United
Arab Emirates)* 69,934
2,292 Ziff Davis, Inc.* 103,300
22,229,347
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – 14.3%
3,015 Academy Sports & Outdoors,
Inc. $ 159,192
2,623 adidas AG (Germany) 509,948
3,297 Airbnb, Inc., Class A* 439,523
112,129 Alibaba Group Holding Ltd.
(China) 1,729,706
14,988 Amazon.com, Inc.* 4,056,352
1,930 American Public Education,
Inc.* 95,477
28,610 ANTA Sports Products Ltd.
(China) 276,704
5,987 Aptiv PLC* 406,757
8,817 Bandai Namco Holdings, Inc.
(Japan) 201,663
2,966 Booking Holdings, Inc. 496,597
5,305 BorgWarner, Inc. 381,005
13,008 Carnival Corp. Ltd. 365,004
4,417 Carvana Co.* 322,441
7,151 Chewy, Inc., Class A* 161,184
2,604 Columbia Sportswear Co. 172,333
32,496 Coursera, Inc.* 175,153
1,632 Dick's Sporting Goods, Inc. 371,394
1,457 Duolingo, Inc.* 162,252
4,013 eBay, Inc. 438,501
3,060 Etsy, Inc.* 207,835
1,162 Expedia Group, Inc. 262,368
54,260 Ford Motor Co. 946,294
8,422 GameStop Corp., Class A* 178,378
9,400 General Motors Co. 782,456
116 Graham Holdings Co., Class B 127,286
1,036 Grand Canyon Education, Inc.* 155,245
9,369 Hesai Group (China)* 188,757
52,220 Honda Motor Co. Ltd. (Japan) 476,472
1,632 InterContinental Hotels Group
PLC 251,573
187,808 JD Sports Fashion PLC (United
Kingdom) 213,309
27,275 JD.com, Inc., Class A (China) 394,992
14,739 Jumia Technologies AG ADR
(Germany)* 107,005
7,478 Las Vegas Sands Corp. 378,162
39,305 Li Auto, Inc., Class A (China)* 290,121
64,433 Li Ning Co. Ltd. (China) 149,626
27,000 Lucid Group, Inc.*
(b)
176,850
2,275 Lululemon Athletica, Inc.* 298,434
12,577 Macy’s, Inc. 273,676
744 MercadoLibre, Inc. (Brazil)* 1,261,564
76,147 Metaplanet, Inc. (Japan)* 139,197
8,314 MGM Resorts International* 363,072
23,681 Mobileye Global, Inc., Class A
(Israel)* 244,862
47,919 New Oriental Education &
Technology Group, Inc. (China) 222,799
10,638 NIKE, Inc., Class B 491,795
65,935 NIO, Inc., Class A (China)* 357,547
5,857 On Holding AG, Class A
(Switzerland)* 239,083
4,520 PDD Holdings, Inc. ADR
(China)* 381,669
13,187 Pearson PLC (United Kingdom) 197,663

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
31,250 Peloton Interactive, Inc., Class
A* $ 200,000
6,359 Penn Entertainment, Inc.* 119,740
3,122 Planet Fitness, Inc., Class A* 167,058
23,963 Prosus NV (China)* 1,091,141
48,417 Rakuten Group, Inc. (Japan)* 226,680
23,044 Rivian Automotive, Inc., Class
A* 375,617
12,992 Sea Ltd. ADR (Singapore)* 1,176,166
32,660 Sony Group Corp. (Japan) 706,584
2,226 Stride, Inc.* 205,638
17,736 TAL Education Group ADR
(China)* 172,217
5,636 Tesla, Inc.* 2,456,112
49,954 Toyota Motor Corp. (Japan) 954,583
763 Ulta Beauty, Inc.* 388,253
58,807 Vinfast Auto Ltd. (Vietnam)*
(b)
205,236
2,687 Wayfair, Inc., Class A* 194,163
90,311 WeRide, Inc., Class A (China)*
(b)
238,067
50,607 XPeng, Inc., Class A (China)* 412,287
50,039 Yamaha Motor Co. Ltd. (Japan)
(b)
412,093
30,380,911
Consumer Staples – 1.2%
540,149 Alibaba Health Information
Technology Ltd. (China)*
(b)
250,177
40,540 East Buy Holding Ltd. (China)*
(a)
(b)
112,660
6,975 Kroger Co. (The) 433,496
3,372 Natural Grocers by Vitamin
Cottage, Inc. 99,002
3,929 Target Corp. 499,258
11,299 Walmart, Inc. 1,307,859
2,702,452
Energy – 1.1%
11,994 Enbridge, Inc. (Canada) 658,579
14,336 Equinor ASA ADR (Norway) 515,953
7,516 Oceaneering International, Inc.* 287,337
9,243 TotalEnergies SE (France) 810,901
2,272,770
Financials – 12.9%
13,173 3i Group PLC (United Kingdom) 403,962
324 Adyen NV (Netherlands)*
(a)
355,142
4,918 Affirm Holdings, Inc.* 362,211
2,037 American Express Co. 644,649
887 Ameriprise Financial, Inc. 395,345
5,280 Apollo Global Management, Inc. 679,589
4,183 Ares Management Corp., Class A 537,515
955 Blackrock, Inc. 999,770
6,540 Blackstone, Inc. 764,984
13,396 Block, Inc.* 1,014,345
24,702 Blue Owl Capital Corp. 278,145
2,495 Bread Financial Holdings, Inc. 222,230
8,471 Carlyle Group, Inc. (The) 384,838
7,623 Charles Schwab Corp. (The) 665,869
3,467 Coinbase Global, Inc., Class A* 655,367
3,139 Eurazeo SE (France) 170,332
3,224 Euronet Worldwide, Inc.* 233,675
1,060 Evercore, Inc., Class A 361,312
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
5,294 EVERTEC, Inc. (Puerto Rico) $ 129,544
1,383 FactSet Research Systems, Inc. 339,485
7,549 Fidelity National Information
Services, Inc. 324,532
5,268 Figure Technology Solutions,
Inc., Class A* 186,224
9,155 Fiserv, Inc.* 517,807
11,467 Flywire Corp.* 183,931
6,256 Galaxy Digital, Inc., Class A* 185,052
11,972 GCM Grosvenor, Inc., Class A 127,262
1,366 Goldman Sachs Group, Inc.
(The) 1,400,915
10,866 Green Dot Corp., Class A* 139,845
2,378 Integral Corp. (Japan) 51,462
7,614 Interactive Brokers Group, Inc.,
Class A 662,190
5,277 Intercontinental Exchange, Inc. 780,204
12,944 Invesco Ltd. 368,386
2,294 Jack Henry & Associates, Inc. 312,718
7,974 KKR & Co., Inc. 765,026
4,336 Lazard, Inc. 205,223
40,627 Marqeta, Inc., Class A* 164,946
2,864 Mastercard, Inc., Class A 1,414,759
5,818 Morgan Stanley 1,210,144
1,362 Morningstar, Inc. 247,911
1,075 MSCI, Inc. 678,733
2,856 Northern Trust Corp. 472,525
19,785 Pagseguro Digital Ltd., Class A
(Brazil) 184,990
13,556 PayPal Holdings, Inc. 606,631
57,946 Regal Partners Ltd. (Australia) 109,650
6,727 Robinhood Markets, Inc., Class
A* 634,356
1,851 S&P Global, Inc. 784,824
2,867 Sezzle, Inc.* 338,736
4,627 Shift4 Payments, Inc., Class A*
(b)
206,179
27,052 SoFi Technologies, Inc.* 492,887
21,676 StoneCo Ltd., Class A (Brazil) 248,190
3,167 T. Rowe Price Group, Inc. 331,047
10,721 Toast, Inc., Class A* 279,068
3,660 Tradeweb Markets, Inc., Class A 366,915
19,748 Up Fintech Holding Ltd. ADR
(China)* 101,505
5,005 Vinci Compass Investments Ltd.
(Brazil) 50,701
3,288 Virtu Financial, Inc., Class A 164,893
4,698 Visa, Inc., Class A 1,533,239
1,615 WEX, Inc.* 234,110
11,015 WisdomTree, Inc. 209,836
103,512 ZhongAn Online P&C Insurance
Co. Ltd., Class H (China)*
(a)
142,640
97,569 Zip Co. Ltd. (Australia)* 161,462
27,179,963
Health Care – 20.0%
7,232 10X Genomics, Inc., Class A* 204,702
12,262 Abbott Laboratories 1,049,627
5,945 AbbVie, Inc. 1,294,345
14,883 AdaptHealth Corp.* 150,765
9,805 Adaptive Biotechnologies Corp.* 148,546

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
3,514 Agilent Technologies, Inc. $ 476,252
2,824 Amgen, Inc. 951,095
6,034 AstraZeneca PLC (United
Kingdom) 1,122,591
16,689 Baxter International, Inc. 313,419
8,232 Bayer AG (Germany) 350,920
5,406 Beam Therapeutics, Inc.* 178,020
2,960 Biogen, Inc.* 580,160
5,435 BioNTech SE ADR (Germany)* 521,488
5,782 Bio-Techne Corp. 298,814
9,303 Boston Scientific Corp.* 449,428
14,683 Bristol-Myers Squibb Co. 839,574
5,196 Castle Biosciences, Inc.* 109,532
6,674 CRISPR Therapeutics AG
(Switzerland)* 374,945
3,241 Danaher Corp. 592,033
9,251 Dexcom, Inc.* 682,169
4,761 Edwards Lifesciences Corp.* 411,684
1,936 Eli Lilly & Co. 2,139,280
7,767 Exelixis, Inc.* 392,078
8,882 GE HealthCare Technologies,
Inc. 553,704
2,437 GeneDx Holdings Corp.* 126,700
6,790 Gilead Sciences, Inc. 912,780
2,587 Globus Medical, Inc., Class A* 211,824
26,959 GSK PLC (United Kingdom) 683,726
5,065 Guardant Health, Inc.* 656,880
105,998 HBM Holdings Ltd. (China)*
(a)
158,103
69,608 HUTCHMED China Ltd.
(China)*
(b)
162,709
99,681 Hygeia Healthcare Holdings Co.
Ltd. (China)*
(a)(b)
122,735
15,569 Hyperliquid Strategies, Inc.*
(b)
155,534
8,889 Ideaya Biosciences, Inc.* 261,959
4,013 Illumina, Inc.* 653,958
38,134 ImmunityBio, Inc.*
(b)
286,768
3,986 Incyte Corp.* 385,606
2,241 Insulet Corp.* 324,811
14,553 Intellia Therapeutics, Inc.* 204,761
2,084 Intuitive Surgical, Inc.* 884,950
45,126 Iovance Biotherapeutics, Inc.* 185,017
1,872 iRhythm Holdings, Inc.* 213,221
7,189 Johnson & Johnson 1,619,897
5,660 JS Link, Inc. (South Korea)* 155,678
8,791 Kestra Medical Technologies
Ltd.* 186,897
19,599 Koninklijke Philips NV
(Netherlands) 523,061
13,569 Kura Oncology, Inc.* 138,404
3,048 Lakefront Biotherapeutics NV
(Belgium)*
(b)
87,001
20,566 M3, Inc. (Japan) 183,969
64,525 MannKind Corp.* 243,259
36,735 Maravai LifeSciences Holdings,
Inc., Class A* 176,328
1,404 Masimo Corp.* 250,544
11,995 Medtronic PLC 885,351
10,503 MeiraGTx Holdings PLC* 111,857
10,044 Merck & Co., Inc. 1,192,424
101,936 Mesoblast Ltd. (Australia)* 156,954
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
224,075 Microport Scientific Corp.
(China)* $ 215,000
22,488 MiniMed Group, Inc.* 270,756
11,129 Moderna, Inc.* 525,177
2,049 Natera, Inc.* 457,685
13,856 NeoGenomics, Inc.* 145,765
8,582 Novartis AG 1,294,082
22,851 Novo Nordisk A/S ADR
(Denmark) 1,041,549
63,363 Ocugen, Inc.*
(b)
87,441
8,853 Onconic Therapeutics, Inc.
(South Korea)* 111,911
17,326 Ono Pharmaceutical Co. Ltd.
(Japan) 260,396
19,383 Personalis, Inc.* 220,966
40,910 Pfizer, Inc. 1,071,024
133,009 Pharmaron Beijing Co. Ltd.,
Class H (China)
(a)
297,333
9,908 PHC Holdings Corp. (Japan) 68,775
27,883 Prime Medicine, Inc.* 98,985
7,147 Procept Biorobotics Corp.* 188,180
8,404 QIAGEN NV 307,502
1,118 Regeneron Pharmaceuticals, Inc. 687,324
2,051 ResMed, Inc. 390,859
2,779 REVOLUTION Medicines, Inc.* 437,637
2,901 Revvity, Inc. 303,300
3,116 Roche Holding AG 1,313,238
8,268 Sanofi SA 726,424
10,042 Sarepta Therapeutics, Inc.* 179,451
55,118 Shanghai MicroPort MedBot
Group Co. Ltd., Class H
(China)* 178,208
12,661 Shenzhen Edge Medical Co.
Ltd., Class H (China)* 87,235
22,622 Smith & Nephew PLC (United
Kingdom) 338,781
6,021 Strive, Inc., Class A*
(b)
106,391
2,664 Stryker Corp. 812,760
11,077 Tandem Diabetes Care, Inc.* 190,524
23,348 Taysha Gene Therapies, Inc.* 137,053
21,242 Teladoc Health, Inc.* 161,652
4,517 Tempus AI, Inc., Class A* 227,973
2,969 Twist Bioscience Corp.* 198,537
732 UFP Technologies, Inc.* 161,113
9,780 Ultragenyx Pharmaceutical, Inc.* 234,133
8,057 uniQure NV (Netherlands)* 229,866
7,823 Veracyte, Inc.* 362,518
2,254 Vertex Pharmaceuticals, Inc.* 1,008,755
77,175 Well Health Technologies Corp.
(Canada)*
(b)
245,382
511 Ypsomed Holding AG
(Switzerland)
(b)
229,160
3,104 Zimmer Biomet Holdings, Inc. 255,552
42,555,190
Industrials – 6.8%
8,259 ABB Ltd. (Switzerland) 883,877
2,145 AeroVironment, Inc.* 444,530
4,478 American Superconductor
Corp.* 228,109

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
438 CACI International, Inc., Class
A* $ 224,917
1,419 Calian Group Ltd. (Canada) 94,902
2,938 CS Wind Corp. (South Korea)* 92,604
1,776 Daihen Corp. (Japan) 176,830
461 Doosan Co. Ltd. (South Korea) 603,246
8,254 Doosan Enerbility Co. Ltd.
(South Korea)* 578,382
3,249 Doosan Robotics, Inc. (South
Korea)* 229,607
11,859 EHang Holdings Ltd. ADR
(China)*
(b)
120,487
82,247 Estun Automation Co. Ltd., Class
H (China)* 176,722
1,749 Exail Technologies SA (France)* 293,291
5,841 ExlService Holdings, Inc.* 169,564
8,481 FANUC Corp. (Japan) 420,454
186,263 Goldwind Science & Technology
Co. Ltd., Class H (China) 325,831
95,542 Grab Holdings Ltd., Class A
(Singapore)* 338,219
13,362 Kawasaki Heavy Industries Ltd.
(Japan) 263,312
1,978 Korea Aerospace Industries Ltd.
(South Korea) 220,901
6,145 Kratos Defense & Security
Solutions, Inc.* 394,079
1,214 L3Harris Technologies, Inc. 382,629
522 LIG Defense&Aerospace Co.
Ltd. (South Korea) 277,453
3,393 Liquidity Services, Inc.* 122,861
1,706 Lockheed Martin Corp. 904,948
15,370 Lyft, Inc., Class A* 216,871
7,070 MDA Space Ltd. (Canada)* 315,534
2,099 Neuromeka Co. Ltd. (South
Korea)* 74,238
6,314 Nordex SE (Germany)* 305,041
3,059 Proto Labs, Inc.* 231,750
660 Rainbow Robotics (South
Korea)* 307,445
16,118 Red Cat Holdings, Inc.*
(b)
233,711
89,363 REPT BATTERO Energy Co.
Ltd., Class H (China)* 173,426
4,254 Siemens Energy AG (Germany) 810,358
7,319 SK oceanplant Co. Ltd. (South
Korea)* 82,612
6,597 SS&C Technologies Holdings,
Inc. 445,429
18,212 Stratasys Ltd.* 191,954
14,641 Sunrun, Inc.* 244,798
3,923 Symbotic, Inc.* 182,125
1,963 Terra Drone Corp. (Japan)* 119,489
2,873 Textron, Inc. 263,626
1,163 Thales SA (France) 325,041
8,177 Uber Technologies, Inc.* 575,661
15,025 UBTech Robotics Corp. Ltd.,
Class H (China)* 195,927
1,781 Verisk Analytics, Inc. 311,657
3,880 Xometry, Inc., Class A* 369,725
6,986 Yaskawa Electric Corp. (Japan) 316,321
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,670 Yuil Robotics Co. Ltd. (South
Korea)* $ 93,972
14,354,466
Information Technology – 31.0%
6,596 ACI Worldwide, Inc.* 288,047
2,185 Adobe, Inc.* 566,374
3,101 Advanced Micro Devices, Inc.* 1,600,426
11,372 Aeva Technologies, Inc.* 320,463
2,184 Akamai Technologies, Inc.* 326,595
2,145 Alarm.com Holdings, Inc.* 96,761
10,077 Alkami Technology, Inc.* 183,099
6,479 Ambarella, Inc.* 467,654
11,502 Appier Group, Inc. (Japan)*
(b)
68,641
14,353 Apple, Inc. 4,478,997
3,687 Arista Networks, Inc.* 587,966
53,818 Aurora Innovation, Inc.* 395,024
2,435 Autodesk, Inc.* 563,240
30,375 BigBear.ai Holdings, Inc.*
(b)
153,090
60,140 Bit Digital, Inc.* 121,483
17,498 Bitdeer Technologies Group,
Class A* 306,040
11,147 BitMine Immersion
Technologies, Inc.
(b)
214,803
60,173 Black Sesame International
Holding Ltd. (China)*
(b)
114,167
36,437 BlackBerry Ltd. (Canada)* 327,933
4,075 Broadcom, Inc. 1,820,588
59,836 BYD Electronic International
Co. Ltd. (China) 222,780
13,738 C3.ai, Inc., Class A*
(b)
147,958
958 Cadence Design Systems, Inc.* 359,183
9,752 Canadian Solar, Inc. (Canada)* 185,190
4,143 CEVA, Inc.* 165,637
2,143 Check Point Software
Technologies Ltd. (Israel)* 289,412
591 Ciena Corp.* 342,916
16,404 CIG Shanghai Co. Ltd., Class H
(China) 306,421
15,829 Cipher Digital Inc* 374,356
10,814 Cisco Systems, Inc. 1,302,222
19,260 Cleanspark, Inc.* 352,265
1,985 Cloudflare, Inc., Class A* 480,013
6,075 Cognex Corp. 400,039
10,955 Core Scientific, Inc.* 294,142
1,465 Crowdstrike Holdings, Inc.,
Class A* 1,070,915
13,698 Dassault Systemes (France)
(b)
300,596
2,887 Digi International, Inc.* 192,852
4,273 Docusign, Inc.* 224,418
1,286 EPAM Systems, Inc.* 131,764
4,422 Everforth, Inc.* 100,291
7,832 Extreme Networks, Inc.* 207,626
1,975 First Solar, Inc.* 605,910
5,608 Five9, Inc.* 136,555
6,148 Fortinet, Inc.* 848,240
23,948 Fs Com Ltd., Class H (China)* 111,835
9,020 Gen Digital, Inc. 232,626
6,702 GMO internet group, Inc. (Japan) 138,301
10,299 GPGI, Inc. 125,236

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
15,181 Hewlett Packard Enterprise Co. $ 653,390
59,121 Hive Digital Technologies Ltd.
(Canada)*
(b)
266,947
271,368 Horizon Robotics (China)*
(b)
183,165
21,325 HP, Inc. 576,628
838 HubSpot, Inc.* 184,888
2,764 Hut 8 Corp.* 345,894
30,503 Infosys Ltd. ADR (India)
(b)
385,863
25,679 Intel Corp.* 2,944,868
834 InterDigital, Inc. 210,243
3,517 International Business Machines
Corp. 1,047,363
7,142 IREN Ltd. (Australia)* 453,803
1,575 Itron, Inc.* 129,906
52,621 Keel Infrastructure Corp.* 299,862
1,413 Keysight Technologies, Inc.* 478,060
2,284 KONA I Co. Ltd. (South Korea)* 83,964
5,744 Kontron AG (Austria) 155,911
39,688 Kraken Robotics, Inc. (Canada)* 214,351
8,244 Macnica Holdings, Inc. (Japan) 161,058
24,380 MARA Holdings, Inc.* 350,584
3,829 Marvell Technology, Inc. 784,945
2,381 MaxLinear, Inc.* 221,266
1,260 Micron Technology, Inc. 1,223,460
9,702 Microsoft Corp. 4,368,228
971 Motorola Solutions, Inc. 391,585
1,234 Nagarro SE (Germany) 58,436
5,572 nCino, Inc.* 89,598
16,268 NCR Voyix Corp.* 116,967
3,354 Nebius Group NV
(Netherlands)* 775,076
2,847 Nemetschek SE (Germany) 205,319
4,316 NETGEAR, Inc.* 112,173
3,714 NetScout Systems, Inc.* 154,577
1,919 Nice Ltd. ADR (Israel)*
(b)
177,815
39,148 Nokia OYJ ADR (Finland) 580,956
4,131 Novanta, Inc.* 658,192
20,261 NVIDIA Corp. 4,277,908
1,582 NXP Semiconductors NV
(Netherlands) 508,376
3,652 Okta, Inc.* 450,182
30,919 Ondas, Inc.*
(b)
408,749
7,543 Open Text Corp. (Canada) 179,492
4,072 Oracle Corp. 919,376
662 OSI Systems, Inc.* 143,488
8,416 Ouster, Inc.* 387,557
5,393 Palantir Technologies, Inc., Class
A* 844,220
3,833 Palo Alto Networks, Inc.* 1,079,718
110,979 PAX Global Technology Ltd.
(Hong Kong) 49,277
1,668 PTC, Inc.* 231,402
4,981 Q2 Holdings, Inc.* 235,850
2,167 Qorvo, Inc.* 224,414
4,449 QUALCOMM, Inc. 1,116,788
1,418 Qualys, Inc.* 154,973
11,872 Quantum Computing, Inc.*
(b)
141,989
21,016 Quantum Emotion Corp.
(Canada)*
(b)
68,805
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
2,819 Renishaw PLC (United
Kingdom) $ 201,393
3,129 RingCentral, Inc., Class A 135,517
18,411 Riot Platforms, Inc.* 499,122
34,542 RoboSense Technology Co. Ltd.
(China)*
(b)
139,448
3,441 Salesforce, Inc. 657,575
3,498 SAP SE (Germany) 633,770
39,627 SEALSQ Corp. (Switzerland)*
(b)
137,902
13,687 Seiko Epson Corp. (Japan) 251,704
2,598 Semtech Corp.* 396,299
13,381 SentinelOne, Inc., Class A* 221,456
5,391 ServiceNow, Inc.* 670,479
6,382 Shopify, Inc., Class A (Canada)* 761,689
1,059 Silicon Laboratories, Inc.* 230,438
4,111 Skyworks Solutions, Inc. 320,041
2,856 Snowflake, Inc.* 729,851
3,653 SolarEdge Technologies, Inc.* 278,907
12,746 SoundHound AI, Inc., Class A*
(b)
114,714
3,820 Strategy, Inc.* 607,724
7,050 Super Micro Computer, Inc.* 324,934
1,481 Synaptics, Inc.* 203,312
3,713 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 1,553,705
24,365 Telefonaktiebolaget LM Ericsson
ADR (Sweden) 318,207
7,204 Tenable Holdings, Inc.* 203,369
2,721 Teradyne, Inc. 1,018,497
14,950 Terawulf, Inc.* 382,122
5,534 Trend Micro, Inc. (Japan) 208,929
36,588 Tuya, Inc. ADR (China) 77,567
4,958 Varonis Systems, Inc.* 169,316
9,217 Vistance Networks, Inc.* 115,028
1,450 Zebra Technologies Corp., Class
A* 353,263
7,678 Zeta Global Holdings Corp.,
Class A* 175,749
4,343 Zoom Communications, Inc.* 441,205
2,313 Zscaler, Inc.* 323,195
65,975,422
Real Estate – 0.6%
2,245 American Tower Corp. REIT 419,725
2,045 Digital Realty Trust, Inc. REIT 388,550
453 Equinix, Inc. REIT 483,822
1,292,097
Utilities – 1.6%
419,456 Beijing Jingneng Clean Energy
Co. Ltd., Class H (China) 116,673
5,387 Boralex, Inc., Class A (Canada) 144,183
6,011 Brookfield Renewable Corp.
(Canada)
(b)
240,320
11,447 Brookfield Renewable Partners
LP (Canada) 423,378
13,158 Central Puerto SA ADR
(Argentina)* 207,239
8,481 Dominion Energy, Inc. 567,718
16,390 Engie SA (France) 506,274
7,013 NextEra Energy, Inc. 610,201

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
29,110 ReNew Energy Global PLC,
Class A (India)* $ 186,013
6,724 RWE AG (Germany) 428,109
3,430,108
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $163,762,128)
212,372,726
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 2.7%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,735,193 3.532% 5,735,193
(Cost $5,735,193)
TOTAL INVESTMENTS – 102.6%
(Cost $169,497,321)
$ 218,107,919
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.6)%
(5,542,906)
NET ASSETS – 100.0%
$ 212,565,013
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31,2026 (Unaudited)
–
Shares Description Value
Common Stocks – 99.7%
Communication Services – 8.6%
54,105 Alphabet, Inc., Class A $ 20,578,296
44,054 Alphabet, Inc., Class C 16,583,247
2,880 Electronic Arts, Inc. 580,954
2,365 Fox Corp., Class A 151,171
1,709 Fox Corp., Class B 98,079
2,192 Match Group, Inc. 79,197
48,548 Netflix, Inc.* 4,176,099
4,336 News Corp., Class A 113,170
1,425 News Corp., Class B 42,493
5,435 T-Mobile US, Inc. 1,019,225
47,633 Verizon Communications, Inc. 2,277,334
20,351 Walt Disney Co. (The) 2,072,342
26,678 Warner Bros Discovery, Inc.* 720,573
48,492,180
Consumer Discretionary – 9.4%
4,784 Airbnb, Inc., Class A* 637,755
109,883 Amazon.com, Inc.* 29,738,735
2,488 Aptiv PLC* 169,035
191 AutoZone, Inc.* 560,621
2,362 Bath & Body Works, Inc. 47,287
2,212 Best Buy Co., Inc. 172,425
9,320 Booking Holdings, Inc. 1,560,448
2,492 BorgWarner, Inc. 178,975
722 Burlington Stores, Inc.* 233,805
2,321 Caesars Entertainment, Inc.* 67,425
1,621 CarMax, Inc.* 72,329
13,123 Carnival Corp. Ltd. 368,231
312 Choice Hotels International,
Inc.
(a)
33,971
1,318 Darden Restaurants, Inc. 268,753
1,662 Deckers Outdoor Corp.* 189,219
5,174 eBay, Inc. 565,363
1,065 Etsy, Inc.* 72,335
1,330 Expedia Group, Inc. 300,301
44,717 Ford Motor Co. 779,864
2,617 Gap, Inc. (The) 55,350
1,867 Garmin Ltd. 436,729
10,353 General Motors Co. 861,784
1,587 Genuine Parts Co. 156,637
1,277 Harley-Davidson, Inc. 30,878
1,596 Hasbro, Inc. 137,527
2,611 Hilton Worldwide Holdings, Inc. 855,520
11,404 Home Depot, Inc. (The) 3,616,665
3,510 Las Vegas Sands Corp. 177,501
591 Lear Corp. 84,584
6,419 Lowe’s Cos., Inc. 1,375,977
1,174 Lululemon Athletica, Inc.* 154,005
3,058 Macy’s, Inc. 66,542
2,542 Marriott International, Inc.,
Class A 954,775
3,540 Mattel, Inc.* 52,888
8,189 McDonald's Corp. 2,286,369
195 Murphy USA, Inc. 98,676
5,309 Newell Brands, Inc. 18,051
13,405 NIKE, Inc., Class B 619,713
5,201 Norwegian Cruise Line Holdings
Ltd.* 95,386
377 Pool Corp. 68,388
522 PVH Corp. 48,692
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
435 Ralph Lauren Corp. $ 158,297
3,652 Ross Stores, Inc. 846,278
2,902 Royal Caribbean Cruises Ltd. 825,996
1,564 Service Corp. International 117,597
13,030 Starbucks Corp. 1,292,055
2,343 Tapestry, Inc. 340,813
510 Ulta Beauty, Inc.* 259,514
829 Versigent PLC* 36,575
4,023 VF Corp. 69,115
1,123 Wayfair, Inc., Class A* 81,148
717 Whirlpool Corp. 31,132
848 Wyndham Hotels & Resorts, Inc. 68,060
874 Wynn Resorts Ltd. 88,466
889 YETI Holdings, Inc.* 42,645
3,194 Yum! Brands, Inc. 472,552
52,999,757
Consumer Staples – 4.9%
19,105 Altria Group, Inc. 1,329,326
5,412 Archer-Daniels-Midland Co. 431,769
495 Brown-Forman Corp., Class A 13,231
1,622 Brown-Forman Corp., Class B 41,718
1,474 Bunge Global SA 181,744
2,194 Campbell's Company (The)
(a)
46,315
1,378 Clorox Co. (The) 124,048
44,040 Coca-Cola Co. (The) 3,479,600
9,103 Colgate-Palmolive Co. 820,453
5,086 Costco Wholesale Corp. 4,863,844
686 elf Beauty, Inc.* 38,416
2,809 Estee Lauder Cos., Inc. (The),
Class A 249,861
6,040 General Mills, Inc. 204,212
1,649 Hershey Co. (The) 319,956
3,274 Hormel Foods Corp. 76,055
1,172 J M Smucker Co. (The) 120,950
21,519 Kenvue , Inc. 371,848
14,667 Keurig Dr Pepper, Inc. 440,450
3,763 Kimberly-Clark Corp. 367,269
6,578 Kroger Co. (The) 408,823
2,866 McCormick & Co., Inc. 135,762
14,673 Mondelez International, Inc.,
Class A 897,547
15,520 PepsiCo, Inc. 2,237,829
26,601 Procter & Gamble Co. (The) 3,818,840
513 Smithfield Foods, Inc. 13,251
5,206 Target Corp. 661,526
3,134 Tyson Foods, Inc., Class A 191,237
2,541 US Foods Holding Corp.* 207,981
49,834 Walmart, Inc. 5,768,286
27,862,147
Energy – 3.3%
4,283 APA Corp. 156,030
11,899 Baker Hughes Co. 760,108
2,557 Cheniere Energy, Inc. 574,967
14,847 ConocoPhillips 1,692,261
13,653 Devon Energy Corp. 607,422
2,729 Expand Energy Corp. 253,742
50,690 Exxon Mobil Corp. 7,363,229
10,070 Halliburton Co. 391,220
23,331 Kinder Morgan, Inc. 725,128

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
3,609 Marathon Petroleum Corp. $ 897,811
8,459 Occidental Petroleum Corp. 479,033
7,497 ONEOK, Inc. 629,298
4,836 Phillips 66 850,556
2,831 Range Resources Corp. 110,267
17,996 SLB Ltd. 981,682
3,649 Valero Energy Corp. 893,348
14,613 Williams Cos., Inc. (The) 1,043,222
18,409,324
Financials – 11.8%
2,900 Affirm Holdings, Inc.* 213,585
5,803 Aflac, Inc. 652,373
3,217 Allstate Corp. (The) 662,992
3,404 Ally Financial, Inc. 145,725
5,701 American Express Co. 1,804,196
6,652 American International Group,
Inc. 493,778
1,128 Ameriprise Financial, Inc. 502,761
2,591 Aon PLC, Class A 818,912
5,162 Apollo Global Management, Inc. 664,401
615 Assurant, Inc. 153,055
918 Axis Capital Holdings Ltd. 87,146
80,992 Bank of America Corp. 4,179,187
8,491 Bank of New York Mellon Corp.
(The) 1,183,900
1,881 Blackrock, Inc. 1,969,181
764 Brighthouse Financial, Inc.* 47,788
3,504 Brown & Brown, Inc. 197,100
6,485 Capital One Financial Corp. 1,218,726
1,293 Cboe Global Markets, Inc. 431,293
20,593 Charles Schwab Corp. (The) 1,798,799
21,376 Citigroup, Inc. 2,691,238
5,295 Citizens Financial Group, Inc. 329,667
4,436 CME Group, Inc. 1,213,423
3,608 Columbia Banking System, Inc. 106,941
3,521 Equitable Holdings, Inc. 145,593
513 Everest Group Ltd. 166,227
463 FactSet Research Systems, Inc. 113,653
5,474 Fidelity National Information
Services, Inc. 235,327
11,151 Fifth Third Bancorp 556,769
5,932 First Horizon Corp. 143,732
5,649 Fiserv, Inc.* 319,507
2,478 Global Payments, Inc. 187,114
3,625 Goldman Sachs Group, Inc.
(The)
(b)
3,717,655
436 Hanover Insurance Group, Inc.
(The) 81,183
3,462 Hartford Insurance Group, Inc.
(The) 440,124
24,738 Huntington Bancshares, Inc. 404,714
1,933 Jefferies Financial Group, Inc. 101,908
33,503 JPMorgan Chase & Co. 10,027,783
11,385 KeyCorp 242,842
1,136 Lazard, Inc. 53,767
2,101 Lincoln National Corp. 74,144
949 LPL Financial Holdings, Inc. 259,808
1,873 M&T Bank Corp. 404,774
450 MarketAxess Holdings, Inc. 58,518
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
5,990 Marsh & McLennan Cos., Inc. $ 958,220
8,489 Mastercard, Inc., Class A 4,193,396
6,861 MetLife, Inc. 567,336
1,918 Moody's Corp. 869,334
13,991 Morgan Stanley 2,910,128
264 Morningstar, Inc. 48,053
880 MSCI, Inc. 555,614
5,614 Nasdaq, Inc. 519,407
9,889 PayPal Holdings, Inc. 442,533
1,836 Pinnacle Financial Partners, Inc. 179,451
4,802 PNC Financial Services Group,
Inc. (The) 1,061,818
392 Primerica, Inc. 105,828
2,683 Principal Financial Group, Inc. 278,013
7,225 Progressive Corp. (The) 1,375,640
4,317 Prudential Financial, Inc. 434,463
2,197 Raymond James Financial, Inc. 315,072
813 Reinsurance Group of America,
Inc. 163,202
3,738 S&P Global, Inc. 1,584,912
2,535 SLM Corp. 56,074
14,951 SoFi Technologies, Inc.* 272,407
3,438 State Street Corp. 535,090
3,662 Synchrony Financial 261,613
2,653 T. Rowe Price Group, Inc. 277,318
4,258 Toast, Inc., Class A* 110,836
1,437 Tradeweb Markets, Inc., Class A 144,059
2,676 Travelers Cos., Inc. (The) 781,098
15,574 Truist Financial Corp. 750,823
2,047 Unum Group 170,372
19,262 US Bancorp 1,056,521
17,766 Visa, Inc., Class A 5,798,112
1,171 Voya Financial, Inc. 95,109
1,318 Western Alliance Bancorp 104,979
3,351 Western Union Co. (The) 27,244
1,179 Willis Towers Watson PLC 294,361
1,787 Zions Bancorp NA 111,598
66,711,343
Health Care – 8.4%
16,136 Abbott Laboratories 1,381,242
16,508 AbbVie, Inc. 3,594,122
2,654 Agilent Technologies, Inc. 359,697
1,180 Alnylam Pharmaceuticals, Inc.* 356,336
5,012 Amgen, Inc. 1,687,991
6,157 Avantor, Inc.* 56,152
4,995 Baxter International, Inc. 93,806
2,664 Becton Dickinson & Co. 391,928
1,359 Biogen, Inc.* 266,364
172 Bio-Rad Laboratories, Inc., Class
A* 53,747
13,753 Boston Scientific Corp.* 664,407
18,989 Bristol-Myers Squibb Co. 1,085,791
2,222 Cardinal Health, Inc. 437,290
2,073 Cencora , Inc. 558,383
4,566 Centene Corp.* 272,134
455 Charles River Laboratories
International, Inc.* 82,223
2,454 Cigna Group (The) 680,740
14,183 CVS Health Corp. 1,290,369

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
5,868 Danaher Corp. $ 1,071,908
326 DaVita, Inc.* 63,361
3,645 Dexcom, Inc.* 268,782
5,362 Edwards Lifesciences Corp.* 463,652
2,072 Elevance Health, Inc. 814,690
7,464 Eli Lilly & Co. 8,247,720
4,266 GE HealthCare Technologies,
Inc. 265,942
11,603 Gilead Sciences, Inc. 1,559,791
945 Henry Schein, Inc.* 72,368
1,126 Humana, Inc. 343,903
741 IDEXX Laboratories, Inc.* 417,576
1,431 Illumina, Inc.* 233,196
1,496 Incyte Corp.* 144,723
3,288 Intuitive Surgical, Inc.* 1,396,216
1,474 Ionis Pharmaceuticals, Inc.* 112,761
1,572 IQVIA Holdings, Inc.* 286,434
22,425 Johnson & Johnson 5,053,025
11,950 Medtronic PLC 882,030
23,156 Merck & Co., Inc. 2,749,080
3,172 Moderna, Inc.* 149,687
2,819 Organon & Co. 37,605
52,937 Pfizer, Inc. 1,385,891
944 Regeneron Pharmaceuticals, Inc. 580,352
1,358 ResMed, Inc. 258,794
411 Teleflex, Inc. 52,871
3,518 Thermo Fisher Scientific, Inc. 1,732,650
859 Ultragenyx Pharmaceutical, Inc.* 20,564
395 United Therapeutics Corp.* 219,944
8,478 UnitedHealth Group, Inc. 3,224,268
2,366 Vertex Pharmaceuticals, Inc.* 1,058,880
10,755 Viatris , Inc. 174,876
917 Waters Corp.* 351,734
4,107 Zoetis, Inc. 319,073
47,327,069
Industrials – 8.4%
324 Acuity, Inc. 98,856
744 Advanced Drainage Systems,
Inc. 103,535
1,359 AECOM 94,274
1,317 Alaska Air Group, Inc.* 60,608
7,469 American Airlines Group, Inc.* 109,346
2,430 AMETEK, Inc. 548,816
454 Armstrong World Industries, Inc. 71,687
4,257 Automatic Data Processing, Inc. 944,373
7,975 Boeing Co. (The)* 1,843,421
1,437 Broadridge Financial Solutions,
Inc. 220,896
1,147 Builders FirstSource , Inc.* 87,470
961 BWX Technologies, Inc. 188,241
438 Carlisle Cos., Inc. 151,027
8,285 Carrier Global Corp. 529,163
4,888 Caterpillar, Inc. 4,281,253
3,630 Cintas Corp. 621,674
9,264 CNH Industrial NV 94,585
10,131 Copart, Inc.* 331,993
1,452 Cummins, Inc. 938,907
2,580 Deere & Co. 1,398,824
7,469 Delta Air Lines, Inc. 616,043
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
4,135 Eaton Corp. PLC $ 1,656,481
5,950 Emerson Electric Co. 855,729
1,406 Expeditors International of
Washington, Inc. 222,134
2,261 FedEx Corp. 930,967
1,386 Flowserve Corp. 104,657
3,348 Fortive Corp. 195,255
316 FTI Consulting, Inc.* 48,405
2,675 Gates Industrial Corp. PLC* 69,336
2,848 GE Vernova , Inc. 2,757,775
10,976 General Electric Co. 3,553,590
1,675 Genpact Ltd. 55,191
859 Hexcel Corp. 77,130
6,712 Honeywell International, Inc. 1,596,516
4,233 Howmet Aerospace, Inc. 1,093,172
563 Hubbell, Inc. 266,642
411 Huntington Ingalls Industries,
Inc. 126,658
797 IDEX Corp. 168,032
3,057 Illinois Tool Works, Inc. 755,935
4,196 Ingersoll Rand, Inc. 300,601
905 ITT, Inc. 176,475
1,234 Jacobs Solutions, Inc. 147,907
6,460 Johnson Controls International
PLC 866,028
1,261 KBR, Inc. 44,072
1,973 L3Harris Technologies, Inc. 621,850
1,186 Leidos Holdings, Inc. 151,571
334 Lennox International, Inc. 167,721
565 Lincoln Electric Holdings, Inc. 146,047
2,179 Lockheed Martin Corp. 1,155,851
2,194 Masco Corp. 154,129
560 Nordson Corp. 160,905
1,410 Northrop Grumman Corp. 794,789
1,681 nVent Electric PLC 280,710
664 Oshkosh Corp. 86,320
4,117 Otis Worldwide Corp. 291,648
861 Owens Corning 108,331
1,337 Parker-Hannifin Corp. 1,129,270
492 Parsons Corp.* 29,077
3,407 Paychex, Inc. 330,411
1,727 Pentair PLC 122,341
1,556 Quanta Services, Inc. 1,107,452
2,520 Republic Services, Inc. 505,109
1,044 Robert Half, Inc. 30,735
1,193 Rockwell Automation, Inc. 538,115
14,118 RTX Corp. 2,536,440
414 Ryder System, Inc. 103,852
419 Science Applications
International Corp. 43,660
1,532 Sensata Technologies Holding
PLC 75,665
437 Simpson Manufacturing Co., Inc. 82,916
508 SiteOne Landscape Supply, Inc.* 55,169
5,316 Southwest Airlines Co. 228,322
1,630 Stanley Black & Decker, Inc. 129,455
1,853 Textron, Inc. 170,031
715 Timken Co. (The) 91,506
1,040 Toro Co. (The) 93,475
2,354 Trane Technologies PLC 1,062,360

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,128 Trex Co., Inc.* $ 46,699
6,313 Union Pacific Corp. 1,658,046
3,728 United Airlines Holdings, Inc.* 427,974
671 United Rentals, Inc. 668,095
2,613 Veralto Corp. 214,867
1,477 Verisk Analytics, Inc. 258,460
462 W.W. Grainger, Inc. 570,219
4,601 Waste Management, Inc. 972,927
520 WESCO International, Inc. 187,808
2,569 Xylem, Inc. 281,408
47,275,416
Information Technology – 38.8%
6,494 Accenture PLC, Class A 1,214,833
3,816 Adobe, Inc.* 989,145
14,989 Advanced Micro Devices, Inc.* 7,735,823
1,312 Akamai Technologies, Inc.* 196,196
4,549 Analog Devices, Inc. 1,882,604
134,093 Apple, Inc. 41,845,062
7,385 Applied Materials, Inc. 3,323,693
11,633 Arista Networks, Inc.* 1,855,115
482 Arrow Electronics, Inc.* 103,452
1,505 Atlassian Corp., Class A* 161,953
1,985 Autodesk, Inc.* 459,150
750 Avnet, Inc. 65,197
42,986 Broadcom, Inc. 19,204,855
2,551 Cadence Design Systems, Inc.* 956,446
1,589 Ciena Corp.* 921,985
489 Cirrus Logic, Inc.* 83,106
44,889 Cisco Systems, Inc. 5,405,533
2,918 Cloudflare, Inc., Class A* 705,631
4,498 Cognizant Technology Solutions
Corp., Class A 250,786
1,627 Coherent Corp.* 588,112
7,200 Corning, Inc. 1,304,352
2,906 Dell Technologies, Inc., Class C 1,223,164
536 Dolby Laboratories, Inc., Class A 29,914
1,670 DXC Technology Co.* 16,550
2,927 Everpure , Inc., Class A* 232,726
1,217 First Solar, Inc.* 373,363
5,758 Fortinet, Inc.* 794,431
653 Gartner, Inc.* 105,917
5,114 Gen Digital, Inc. 131,890
1,287 Gitlab, Inc., Class A* 39,961
1,252 GoDaddy, Inc., Class A* 107,459
756 Guidewire Software, Inc.* 115,419
12,272 Hewlett Packard Enterprise Co. 528,187
8,548 HP, Inc. 231,138
459 HubSpot, Inc.* 101,269
41,177 Intel Corp.* 4,722,178
8,662 International Business Machines
Corp. 2,579,544
2,529 Intuit, Inc. 838,439
964 Jabil, Inc. 351,436
1,815 Keysight Technologies, Inc.* 614,069
1,224 KLA Corp. 2,352,173
2,115 Kyndryl Holdings, Inc.* 26,374
11,686 Lam Research Corp. 3,718,251
260 Littelfuse , Inc. 121,386
793 Lumentum Holdings, Inc.* 677,983
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
7,878 Marvell Technology, Inc. $ 1,614,990
10,402 Micron Technology, Inc. 10,100,342
69,028 Microsoft Corp. 31,079,167
710 MKS, Inc. 230,225
431 Monolithic Power Systems, Inc. 675,037
1,879 Motorola Solutions, Inc. 757,763
1,840 NetApp, Inc. 320,694
217,842 NVIDIA Corp. 45,995,160
3,741 ON Semiconductor Corp.* 451,239
15,668 Oracle Corp. 3,537,521
7,444 Palo Alto Networks, Inc.* 2,096,900
1,164 Procore Technologies, Inc.* 57,606
780 Qorvo, Inc.* 80,777
9,952 QUALCOMM, Inc. 2,498,151
8,485 Salesforce, Inc. 1,621,483
9,679 ServiceNow, Inc.* 1,203,777
1,391 Skyworks Solutions, Inc. 108,289
1,775 Synopsys, Inc.* 844,226
860 Teradata Corp.* 29,283
1,457 Teradyne, Inc. 545,370
8,454 Texas Instruments, Inc. 2,584,219
404 Tyler Technologies, Inc.* 126,513
1,528 Vontier Corp. 43,365
3,167 Western Digital Corp. 1,682,342
1,990 Workday, Inc., Class A* 290,918
217,861,607
Materials – 2.1%
2,533 Air Products and Chemicals, Inc. 705,744
1,341 Albemarle Corp. 236,579
2,991 Alcoa Corp. 232,221
692 AptarGroup, Inc. 80,168
878 Avery Dennison Corp. 139,663
2,247 Axalta Coating Systems Ltd.* 69,140
2,827 Ball Corp. 154,552
1,246 Celanese Corp. 66,200
1,771 CF Industries Holdings, Inc. 198,972
6,387 Cleveland-Cliffs, Inc.* 86,863
7,663 Corteva, Inc. 599,860
7,078 CRH PLC 770,016
7,467 Dow, Inc. 252,011
4,418 DuPont de Nemours, Inc. 213,920
2,843 Ecolab, Inc. 727,808
1,613 FMC Corp. 22,034
16,308 Freeport-McMoRan, Inc. 1,071,599
3,084 Graphic Packaging Holding Co. 34,726
2,921 International Flavors &
Fragrances, Inc. 222,142
5,353 Linde PLC 2,664,135
666 Louisiana-Pacific Corp. 50,869
2,921 LyondellBasell Industries NV,
Class A 194,685
12,526 Newmont Corp. 1,375,480
2,617 Nucor Corp. 654,250
2,372 PPG Industries, Inc. 267,989
2,434 Sherwin-Williams Co. (The) 739,546
11,831,172
Real Estate – 2.0%
4,605 American Homes 4 Rent, Class
A REIT 147,728

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
6,306 American Tower Corp. REIT $ 1,178,970
1,917 AvalonBay Communities, Inc.
REIT 349,872
4,188 Brixmor Property Group, Inc.
REIT 127,985
1,422 Camden Property Trust REIT 151,528
4,008 CBRE Group, Inc., Class A* 501,160
5,628 CoStar Group, Inc.* 181,222
4,638 Digital Realty Trust, Inc. REIT 881,220
1,318 Equinix, Inc. REIT 1,407,677
5,107 Equity Residential REIT 334,253
2,838 Extra Space Storage, Inc. REIT 409,552
3,954 Iron Mountain, Inc. REIT 507,100
636 Jones Lang LaSalle, Inc.* 179,549
9,007 Kimco Realty Corp. REIT 216,889
12,502 Prologis, Inc. REIT 1,793,662
1,427 SBA Communications Corp.
REIT 289,909
6,312 Ventas, Inc. REIT 532,859
9,270 Welltower, Inc. REIT 1,903,409
9,768 Weyerhaeuser Co. REIT 239,414
728 Zillow Group, Inc., Class A* 25,742
2,223 Zillow Group, Inc., Class C* 77,805
11,437,505
Utilities – 2.0%
8,913 AES Corp. (The) 130,754
6,654 American Electric Power Co.,
Inc. 842,862
2,421 American Water Works Co., Inc. 298,437
3,879 Constellation Energy Corp. 1,116,182
10,678 Dominion Energy, Inc. 714,785
9,694 Duke Energy Corp. 1,189,745
4,739 Edison International 331,446
5,552 Entergy Corp. 605,446
4,544 Eversource Energy 310,219
12,573 Exelon Corp. 573,832
5,953 NiSource, Inc. 275,148
2,504 NRG Energy, Inc. 335,736
27,213 PG&E Corp. 444,660
9,205 PPL Corp. 325,765
6,210 Public Service Enterprise Group,
Inc. 488,416
8,062 Sempra 718,566
13,704 Southern Co. (The) 1,261,453
4,208 Vistra Corp. 674,248
7,326 Xcel Energy, Inc. 582,417
11,220,117
TOTAL COMMON STOCKS
(Cost $335,109,893)
561,427,637
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,152,846 3.519% $ 1,152,846
(Cost $1,152,846)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $336,262,739)
562,580,483
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
80,177 3.532% 80,177
(Cost $80,177)
TOTAL INVESTMENTS – 99.9%
(Cost $336,342,916)
$ 562,660,660
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
339,328
NET ASSETS – 100.0%
$ 562,999,988
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – 79.7%
Communication Services – 2.2%
45 4imprint Group PLC (United
Kingdom) $ 2,213
3,483 Airtel Africa PLC (Nigeria)
(a)
16,554
35 Atlanta Braves Holdings, Inc.,
Class C* 1,736
987 Atresmedia Corp. de Medios de
Comunicacion SA (Spain) 5,943
1,090 Autotrader Group PLC (United
Kingdom)
(a)
6,487
2,706 Baltic Classifieds Group PLC
(United Kingdom) 6,544
1,183 Canal+ SA (France)* 4,066
1,731 Cellnex Telecom SA (Spain)*
(a)
58,216
36 Cinemark Holdings, Inc. 1,008
184 Comcast Corp., Class A 4,576
148 Electronic Arts, Inc. 29,855
330 Elisa OYJ (Finland) 15,835
704 Eutelsat Communications SACA
(France)* 3,266
246 Gamma Communications PLC
(United Kingdom) 3,190
19 Globalstar, Inc.* 1,600
233 Havas NV (Netherlands) 4,609
3,625 Helios Towers PLC (Congo
(Democratic Republic))* 11,463
2,895 HKT Trust & HKT Ltd. (Hong
Kong) 4,470
101 IAC, Inc.* 4,534
103 IPSOS SA (France) 4,664
81 Iridium Communications, Inc. 4,194
6,780 ITV PLC (United Kingdom) 7,512
171 JCDecaux SE (France) 3,760
183 Kinepolis Group NV (Belgium) 6,332
64 Liberty Global Ltd., Class A
(Belgium)* 801
149 Lionsgate Studios Corp.* 2,138
773 Louis Hachette Group (France) 1,525
450 Lumen Technologies, Inc.* 4,946
175 Madison Square Garden
Entertainment Corp.* 12,343
6 Madison Square Garden Sports
Corp.* 2,246
173 Match Group, Inc. 6,250
272 MFE-MediaForEurope NV, Class
A (Italy) 960
1,000 Mobvista, Inc. (China)*
(a)
2,062
1,152 MONY Group PLC (United
Kingdom) 2,752
736 Netflix, Inc.* 63,311
64 New York Times Co. (The),
Class A 4,813
201 Paramount Skydance Corp.,
Class B 2,133
385 Pinterest, Inc., Class A* 7,719
28 Proximus SADP (Belgium) 218
689 Rightmove PLC (United
Kingdom) 3,898
622 Roku, Inc.* 80,972
750 SES SA (Luxembourg) 8,266
140 Sirius XM Holdings, Inc. 4,133
Shares Description Value
Common Stocks – (continued)
Communication Services – (continued)
602 Snap, Inc., Class A* $ 3,437
11 Sphere Entertainment Co.* 1,523
215 Square Enix Holdings Co. Ltd.
(Japan) 3,454
138 Stroeer SE & Co. KGaA
(Germany) 6,081
1,397 Superloop Ltd. (Australia)* 3,488
250 Take-Two Interactive Software,
Inc.* 56,040
1,383 Telefonica SA (Spain) 6,356
171 Telenor ASA (Norway) 2,798
36 Telephone and Data Systems,
Inc. 1,408
10,925 Telia Co. AB (Sweden) 58,581
3,924 Telstra Group Ltd. (Australia) 14,709
35 TKO Group Holdings, Inc. 7,181
300 Trade Desk, Inc. (The), Class A* 6,468
746 Trustpilot Group PLC (United
Kingdom)*
(a)
2,405
228 United Internet AG (Germany) 7,013
637 Vend Marketplaces ASA, Class B
(Norway) 16,927
109 Versant Media Group, Inc. 4,702
1,460 Vivendi SE (France) 4,004
141 Walt Disney Co. (The) 14,358
642 WPP PLC (United Kingdom) 2,438
334 Zegona Communications PLC
(United Kingdom) 8,338
78 Ziff Davis, Inc.* 3,515
659,337
Consumer Discretionary – 4.8%
36 Abercrombie & Fitch Co., Class
A* 2,780
43 Academy Sports & Outdoors,
Inc. 2,270
10 Acushnet Holdings Corp. 888
525 adidas AG (Germany) 102,067
55 Adient PLC* 1,257
40 Advance Auto Parts, Inc. 2,410
72 American Eagle Outfitters, Inc. 1,138
76 Aptiv PLC* 5,163
159 Aramark 8,487
35 Aritzia, Inc. (Canada)* 3,933
24 Asbury Automotive Group, Inc.* 4,505
238 Asmodee Group AB, Class B
(Sweden)* 3,833
99 Aumovio SE (Germany)* 4,633
414 Auto1 Group SE (Germany)* 11,015
53 Autoliv, Inc. (Sweden) 6,737
24 AutoNation, Inc.* 4,505
10 Autoneum Holding AG
(Switzerland) 1,520
1,018 B&M European Value Retail
PLC (United Kingdom) 2,346
3,698 Barratt Redrow PLC (United
Kingdom) 13,105
180 Basic-Fit NV (Netherlands)*
(a)
6,478
1 Bath & Body Works, Inc. 20
346 Bellway PLC (United Kingdom) 8,950

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
47 Best Buy Co., Inc. $ 3,664
944 Betsson AB, Class B (Sweden) 9,023
148 BorgWarner, Inc. 10,629
52 Boyd Gaming Corp. 4,299
150 Brembo NV (Italy) 2,043
91 Bright Horizons Family
Solutions, Inc.* 5,698
23 Brinker International, Inc.* 3,275
19 Brunello Cucinelli SpA (Italy) 1,829
30 Brunswick Corp. 2,513
518 Burberry Group PLC (United
Kingdom)* 8,232
114 Caesars Entertainment, Inc.* 3,312
85 Callaway Golf Co.* 1,309
54 Canadian Tire Corp. Ltd., Class
A (Canada) 6,934
54 CarMax, Inc.* 2,409
626 Carnival Corp. Ltd. 17,566
35 Cava Group, Inc.* 2,718
172 CECONOMY AG (Germany)* 843
42 Champion Homes, Inc.* 3,092
51 Cheesecake Factory, Inc. (The) 3,368
96 CIE Automotive SA (Spain) 3,299
48 Cie des Alpes (France) 1,252
546 Cie Generale des Etablissements
Michelin SCA (France) 20,077
79 Cirsa Enterprises SA (Spain)* 1,167
49 Clas Ohlson AB, Class B
(Sweden) 2,235
2,429 Coats Group PLC (United
Kingdom) 2,675
34 Columbia Sportswear Co. 2,250
36 Covista, Inc.* 4,241
38 Crocs, Inc.* 4,509
1,428 Currys PLC (United Kingdom) 2,895
92 D.R. Horton, Inc. 13,532
32 D’ieteren Group (Belgium) 6,400
163 Dana, Inc. 5,772
60 De' Longhi SpA (Italy) 2,498
22 Deckers Outdoor Corp.* 2,505
1,406 Domino's Pizza Group PLC
(United Kingdom) 3,529
90 Domino's Pizza, Inc. 27,952
72 Dorman Products, Inc.* 8,922
3,742 Dr Martens PLC (United
Kingdom) 3,733
212 DraftKings, Inc., Class A* 5,192
568 Dunelm Group PLC (United
Kingdom) 5,976
36 Duolingo, Inc.* 4,009
62 Dutch Bros, Inc., Class A* 3,596
7 Eagers Automotive Ltd.
(Australia) 105
20 eBay, Inc. 2,185
499 Entain PLC (United Kingdom) 3,590
421 Etsy, Inc.* 28,594
134 Fielmann Group AG (Germany) 6,990
12 Five Below, Inc.* 2,728
595 Flight Centre Travel Group Ltd.
(Australia) 4,679
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
80 Floor & Decor Holdings, Inc.,
Class A* $ 4,112
35 Fnac Darty SA (France) 1,442
1,362 Ford Motor Co. 23,753
469 Forvia SE (France)* 6,236
143 Frasers Group PLC (United
Kingdom)* 1,487
42 Frontdoor, Inc.* 2,607
123 Games Workshop Group PLC
(United Kingdom) 32,928
82 GameStop Corp., Class A* 1,737
181 Gap, Inc. (The) 3,828
26 Garmin Ltd. 6,082
53 Garrett Motion, Inc.
(Switzerland) 1,736
494 General Motors Co. 41,121
331 Gentex Corp. 7,997
332 Gestamp Automocion SA
(Spain)
(a)
1,263
120 GigaCloud Technology, Inc.,
Class A* 4,325
35 G-III Apparel Group Ltd. 1,132
873 Gildan Activewear, Inc. (Canada) 53,303
2,470 Glenveagh Properties PLC
(Ireland)*
(a)
6,572
562 Global-e Online Ltd. (Israel)* 17,220
253 GN Store Nord AS (Denmark)* 3,882
15 Graham Holdings Co., Class B 16,459
23 Grand Canyon Education, Inc.* 3,447
61 Green Brick Partners, Inc.* 4,103
151 Greggs PLC (United Kingdom) 3,493
27 Group 1 Automotive, Inc. 8,541
164 Guzman y Gomez Ltd.
(Australia) 2,320
154 H&R Block, Inc. 5,927
176 Harley-Davidson, Inc. 4,256
53 Hasbro, Inc. 4,567
174 HBX Group International PLC
(Spain)* 1,447
31 Hilton Grand Vacations, Inc.* 1,613
1,418 Hollywood Bowl Group PLC
(United Kingdom) 5,878
155 HUGO BOSS AG (Germany) 6,457
470 Inchcape PLC (United Kingdom) 5,357
3,921 JD Sports Fashion PLC (United
Kingdom) 4,453
500 Johnson Electric Holdings Ltd.
(Hong Kong) 1,628
4,590 Kingfisher PLC (United
Kingdom) 17,788
35 Kontoor Brands, Inc. 2,512
568 Laureate Education, Inc.* 18,170
120 La-Z-Boy, Inc. 4,510
10 LCI Industries 1,090
39 Lear Corp. 5,582
119 Lennar Corp., Class A 10,684
16 Liberty Live Holdings, Inc.,
Class C* 1,586
110 Life Time Group Holdings, Inc.* 3,639
55 Linamar Corp. (Canada) 4,072

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
25 Lithia Motors, Inc. $ 7,272
681 Lottomatica Group SpA (Italy) 20,201
207 Lovisa Holdings Ltd. (Australia) 3,458
159 Lululemon Athletica, Inc.* 20,858
2 M/I Homes, Inc.* 263
200 Macy’s, Inc. 4,352
204 Magna International, Inc.
(Canada) 13,232
30 Marriott Vacations Worldwide
Corp. 2,546
311 Matas A/S (Denmark) 4,740
587 Melco Resorts & Entertainment
Ltd. ADR (Hong Kong)* 3,264
499 Melia Hotels International SA
(Spain) 6,539
97 MGM Resorts International* 4,236
427 Mitchells & Butlers PLC (United
Kingdom)* 1,353
209 Mobileye Global, Inc., Class A
(Israel)* 2,161
88 Mobilezone Holding AG
(Switzerland) 1,683
48 Monarch Casino & Resort, Inc. 5,772
617 Moonpig Group PLC (United
Kingdom) 1,808
114 MTY Food Group, Inc. (Canada) 3,258
41 Murphy USA, Inc. 20,747
115 Neinor Homes SA (Spain)*
(a)
2,139
4 Newell Brands, Inc. 14
5 Norwegian Cruise Line Holdings
Ltd.* 92
2 NVR, Inc.* 12,210
516 OneSpaWorld Holdings Ltd.
(Bahamas) 12,255
133 Open House Group Co. Ltd.
(Japan) 7,224
138 Opmobility (France) 2,685
181 OVS SpA (Italy)
(a)
1,183
135 Penn Entertainment, Inc.* 2,542
19 Penske Automotive Group, Inc. 3,180
60 Perdoceo Education Corp. 1,943
784 Persimmon PLC (United
Kingdom) 11,767
103 Phinia, Inc. 7,958
522 Pirelli & C SpA (Italy)
(a)
3,844
82 Planet Fitness, Inc., Class A* 4,388
335 Playtech PLC (United
Kingdom)* 1,584
22 Polaris, Inc. 1,553
70 Polestar Automotive Holding
UK PLC, Class A, ADR (Hong
Kong)* 1,616
38 Pool Corp. 6,893
96 PulteGroup, Inc. 11,345
175 Puma SE (Germany)* 5,937
616 Puuilo OYJ (Finland) 9,446
46 PVH Corp. 4,291
211 QuantumScape Corp.* 1,895
16 Ralph Lauren Corp. 5,822
9 Rush Street Interactive, Inc.* 228
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
65 SAF-Holland SE (Germany) $ 1,582
459 Sally Beauty Holdings, Inc.* 6,096
266 Scandic Hotels Group AB
(Sweden)
(a)
2,614
270 Schaeffler AG (Germany) 3,327
80 SEB SA (France) 4,666
84 Six Flags Entertainment Corp.* 1,765
1,132 SSP Group PLC (United
Kingdom) 2,565
244 Stanley Electric Co. Ltd. (Japan) 5,443
705 Starbucks Corp. 69,908
41 Steven Madden Ltd. 1,781
2 Strategic Education, Inc. 154
61 Stride, Inc.* 5,635
169 Taylor Morrison Home Corp.* 9,887
96 Technogym SpA (Italy)
(a)
1,995
37 Texas Roadhouse, Inc. 6,683
52 Thule Group AB (Sweden)
(a)
1,229
104 Toll Brothers, Inc. 14,408
2 TopBuild Corp.* 835
1,300 Trainline PLC (United
Kingdom)*
(a)
3,855
12 Travel + Leisure Co. 816
20 Trigano SA (France) 3,783
48 Urban Outfitters, Inc.* 3,487
34 Vail Resorts, Inc.
(b)
4,542
950 Valeo SE (France)
(b)
14,711
65 Valvoline, Inc.* 2,194
89 Versigent PLC* 3,927
118 VF Corp. 2,027
27 Victoria's Secret & Co.* 1,485
30 Visteon Corp. 3,549
876 Vistry Group PLC (United
Kingdom)* 3,294
52 Warby Parker, Inc., Class A* 1,275
281 Watches of Switzerland Group
PLC (United Kingdom)*
(a)
2,735
4 Wayfair, Inc., Class A* 289
106 Wesfarmers Ltd. (Australia) 6,085
368 Whitbread PLC (United
Kingdom) 11,647
17 Wingstop, Inc. 2,668
48 Wyndham Hotels & Resorts, Inc. 3,852
40 Wynn Resorts Ltd. 4,049
115 XPEL, Inc.* 5,258
1,100 Yamada Holdings Co. Ltd.
(Japan) 4,315
52 YETI Holdings, Inc.* 2,494
500 Yue Yuen Industrial Holdings
Ltd. (Hong Kong) 936
621 Yum! Brands, Inc. 91,877
1,093 Zalando SE (Germany)*
(a)
29,706
1,457,431
Consumer Staples – 3.9%
79 AAK AB (Sweden) 2,124
27 AG Barr PLC (United Kingdom) 222
837 Alimentation Couche-Tard, Inc.
(Canada) 47,326
55 Archer-Daniels-Midland Co. 4,388

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
46 Aryzta AG (Switzerland)* $ 3,591
131 Axfood AB (Sweden) 3,743
72 Bakkafrost P/F (Faroe Islands) 3,574
674 Bega Cheese Ltd. (Australia) 2,677
735 C&C Group PLC (Ireland) 983
360 Campbell's Company (The) 7,600
188 Carlsberg AS, Class B
(Denmark) 25,287
3,005 Carrefour SA (France) 56,230
106 Celsius Holdings, Inc.* 3,527
300 Coca-Cola Bottlers Japan
Holdings, Inc. (Japan) 6,666
21 Coca-Cola Consolidated, Inc. 3,638
918 Coles Group Ltd. (Australia) 14,346
74 Colruyt Group NV (Belgium) 2,865
271 Cranswick PLC (United
Kingdom) 20,055
750 Darling Ingredients, Inc.* 44,325
586 Davide Campari-Milano NV
(Italy) 3,831
45 Distribuidora Internacional de
Alimentacion SA (Spain)* 2,090
8 Emmi AG (Switzerland) 8,836
817 Estee Lauder Cos., Inc. (The),
Class A 72,672
126 Glanbia PLC (Ireland) 3,067
405 Greencore Group PLC (Ireland)
(c)
—
412 HelloFresh SE (Germany)* 2,076
617 Hershey Co. (The) 119,717
387 Hormel Foods Corp. 8,990
2,535 Imperial Brands PLC (United
Kingdom) 92,124
102 Ingredion, Inc. 10,347
178 Intercos SpA (Italy) 2,542
221 Interparfums SA (France) 6,427
31 Interparfums, Inc. 2,925
152 Jamieson Wellness, Inc.
(Canada)
(a)
3,907
32 John B Sanfilippo & Son, Inc. 2,397
200 Kobayashi Pharmaceutical Co.
Ltd. (Japan) 7,352
430 Kraft Heinz Co. (The) 10,324
25 KWS Saat SE & Co. KGaA
(Germany) 2,118
90 Lamb Weston Holdings, Inc. 3,886
83 Maplebear, Inc.* 3,303
595 Metro, Inc. (Canada) 38,213
3,393 Monster Beverage Corp.* 298,855
1,306 Mowi ASA (Norway) 28,849
58 MP Evans Group PLC (United
Kingdom) 1,202
227 National Beverage Corp.* 8,397
120 NewPrinces SpA (Italy)* 2,173
329 North West Co., Inc. (The)
(Canada) 12,364
301 Ocado Group PLC (United
Kingdom)* 905
2,000 Olam Group Ltd. (Singapore) 1,960
81 Performance Food Group Co.* 7,953
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
2,458 Premier Foods PLC (United
Kingdom) $ 6,686
164 Premium Brands Holdings Corp.
(Canada) 10,829
55 PriceSmart, Inc. 9,349
139 Primo Brands Corp., Class A 3,447
28 Redcare Pharmacy NV
(Netherlands)*
(a)(b)
1,426
7 Remy Cointreau SA (France) 326
333 Salmar ASA (Norway) 20,715
34 Schouw & Co. A/S (Denmark) 3,520
88 Sligro Food Group NV
(Netherlands)
(b)
1,329
1,768 Sonae SGPS SA (Portugal) 3,937
15 Spectrum Brands Holdings, Inc. 1,180
116 Sprouts Farmers Market, Inc.* 9,584
203 Strauss Group Ltd. (Israel) 8,776
333 Suedzucker AG (Germany) 4,469
753 Tate & Lyle PLC (United
Kingdom) 5,126
279 United Natural Foods, Inc.* 14,327
115 Universal Corp. 5,965
108 US Foods Holding Corp.* 8,840
251 Viscofan SA (Spain) 17,399
16 Vita Coco Co., Inc. (The)* 1,202
4 WD-40 Co. 800
88 Weis Markets, Inc. 6,421
2,665 WH Group Ltd. (Hong Kong)
(a)
3,077
1,724 Wilmar International Ltd.
(China) 4,853
1,176,552
Energy – 1.7%
2,063 Cameco Corp. (Canada) 231,991
1,005 CES Energy Solutions Corp.
(Canada) 12,636
273 Deep Yellow Ltd. (Australia)* 310
18 Flowco Holdings, Inc., Class A 421
972 Keyera Corp. (Canada) 40,353
140 Koninklijke Vopak NV
(Netherlands) 7,476
626 Murphy Oil Corp. 22,655
473 Paladin Energy Ltd. (Australia)* 3,853
353 Pason Systems, Inc. (Canada) 3,808
951 Plains GP Holdings LP, Class A* 23,157
1,018 Subsea 7 SA (United Kingdom) 33,620
141 Tecnicas Reunidas SA (Spain)* 5,186
973 TGS ASA (Norway) 15,909
495 Trican Well Service Ltd.
(Canada) 2,681
1,318 Williams Cos., Inc. (The) 94,092
498,148
Financials – 10.3%
2,408 Aberdeen Group PLC (United
Kingdom) 8,056
654 Admiral Group PLC (United
Kingdom) 29,056
20 Aflac, Inc. 2,248
757 AJ Bell PLC (United Kingdom) 6,194

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
610 Allfunds Group PLC (United
Kingdom) $ 6,108
26 Allstate Corp. (The) 5,358
1,345 Ally Financial, Inc. 57,579
5,034 Alm Brand A/S (Denmark) 11,814
13 American Financial Group, Inc. 1,687
6 American International Group,
Inc. 445
15 Ameris Bancorp 1,265
5,314 AMP Ltd. (Australia) 6,098
48 Arch Capital Group Ltd.* 4,288
420 Ashmore Group PLC (United
Kingdom) 1,178
11 Assurant, Inc. 2,738
35 Atlantic Union Bankshares Corp. 1,317
31 Avanza Bank Holding AB
(Sweden) 1,163
53 Axis Capital Holdings Ltd. 5,031
245 Axos Financial, Inc.* 21,293
53 Azimut Holding SpA (Italy) 2,155
87 Banca Generali SpA (Italy) 5,553
31 Bancorp, Inc. (The)* 1,710
1,942 Bank Hapoalim BM (Israel) 50,222
805 Bank of East Asia Ltd. (The)
(Hong Kong) 1,401
3,251 Bank of New York Mellon Corp.
(The) 453,287
616 Bank of Nova Scotia (The)
(Canada) 49,466
490 Bank OZK 23,711
30 BankUnited, Inc. 1,392
797 Beazley PLC (United Kingdom) 13,762
53 Bendigo & Adelaide Bank Ltd.
(Australia) 394
50 Berkshire Hathaway, Inc., Class
B* 23,724
6 Blackrock, Inc. 6,281
487 BNP Paribas SA (France) 52,824
1,230 BOC Hong Kong Holdings Ltd.
(China) 7,524
50 BOK Financial Corp. 6,402
1,111 Bridgepoint Group PLC (United
Kingdom)
(a)
4,043
124 Bure Equity AB (Sweden) 3,696
298 Cathay General Bancorp 17,183
2,986 Charles Schwab Corp. (The) 260,827
230 Chesnara PLC (United Kingdom) 1,001
23 Chubb Ltd. 7,170
1,953 Citizens Financial Group, Inc. 121,594
61 City Holding Co. 7,583
23 CME Group, Inc. 6,291
84 Coface SA (France) 1,465
677 Commerce Bancshares, Inc. 35,353
295 Conduit Holdings Ltd.
(Bermuda) 1,758
278 Cullen/Frost Bankers, Inc. 37,675
275 Dah Sing Financial Holdings Ltd.
(Hong Kong) 1,489
125 DBS Group Holdings Ltd.
(Singapore) 6,159
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
135 Definity Financial Corp.
(Canada) $ 6,473
2,134 Deutsche Bank AG (Germany) 69,379
587 Deutsche Pfandbriefbank AG
(Germany)
(a)(b)
2,529
170 East West Bancorp, Inc. 20,832
59 Eastern Bankshares, Inc. 1,164
274 Edenred SE (France) 7,463
168 Enterprise Financial Services
Corp. 10,183
92 Essent Group Ltd. 5,326
126 Eurazeo SE (France) 6,837
56 Evercore, Inc., Class A 19,088
182 Everest Group Ltd. 58,973
34 Federal Agricultural Mortgage
Corp., Class C 6,045
334 Federated Hermes, Inc. 18,724
80 FIBI Holdings Ltd. (Israel) 8,858
165 Figure Technology Solutions,
Inc., Class A* 5,833
16 First American Financial Corp. 1,060
23 First Citizens BancShares, Inc.,
Class A 45,782
433 First Financial Bancorp 13,319
568 First Hawaiian, Inc. 15,325
100 First Horizon Corp. 2,423
225 First International Bank Of Israel
Ltd. (The) (Israel) 19,246
260 First Merchants Corp. 10,478
299 flatexDEGIRO SE (Germany) 11,800
52 Flow Traders Ltd. (Netherlands)* 1,505
339 Foresight Group Holdings Ltd.
(United Kingdom) 2,001
600 FWD Group Holdings Ltd.
(Hong Kong)* 2,309
123 Georgia Capital PLC (Georgia)* 6,972
445 Gjensidige Forsikring ASA
(Norway) 12,307
375 Globe Life, Inc. 57,465
48 Hagerty, Inc., Class A* 491
20 Hancock Whitney Corp. 1,362
25 Hanover Insurance Group, Inc.
(The) 4,655
52 Hartford Insurance Group, Inc.
(The) 6,611
798 Helia Group Ltd. (Australia) 2,773
90 Hippo Holdings, Inc.* 2,328
449 Hiscox Ltd. (United Kingdom) 10,586
928 Home BancShares, Inc. 24,833
245 Hong Kong Exchanges &
Clearing Ltd. (Hong Kong) 12,498
34 Houlihan Lokey, Inc. 4,816
19 Hypoport SE (Germany)* 1,928
397 ICG PLC (United Kingdom) 9,991
440 IG Group Holdings PLC (United
Kingdom) 10,646
13 Independent Bank Corp. 1,028
2,566 Insurance Australia Group Ltd.
(Australia) 14,142

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
1,083 IntegraFin Holdings PLC (United
Kingdom) $ 4,942
253 International Bancshares Corp. 18,257
626 Investec PLC (United Kingdom) 5,506
1,105 IP Group PLC (United
Kingdom)* 1,029
220 Jack Henry & Associates, Inc. 29,990
18 Jackson Financial, Inc., Class A 1,856
112 Janus Henderson Group PLC 5,792
133 Jefferson Capital, Inc. 2,260
146 JTC PLC (Jersey)
(a)
2,594
125 Judo Capital Holdings Ltd.
(Australia)* 140
444 Jupiter Fund Management PLC
(United Kingdom) 967
156 Jyske Bank A/S (Denmark) 22,361
15 KBC Ancora (Belgium) 1,425
463 Kinnevik AB, Class B (Sweden)* 2,834
13 Kinsale Capital Group, Inc. 3,962
141 Klarna Group PLC (United
Kingdom)* 2,579
104 Lakeland Financial Corp. 6,306
1,310 Lancashire Holdings Ltd. (United
Kingdom) 10,674
95 Lincoln National Corp. 3,353
126 Lion Finance Group PLC
(Georgia) 18,869
4,570 Lloyds Banking Group PLC
(United Kingdom) 6,277
648 Loews Corp. 67,100
1,500 Man Group PLC (United
Kingdom) 5,556
261 Mandatum OYJ (Finland) 1,736
2 Markel Group, Inc.* 3,631
288 Mastercard, Inc., Class A 142,266
95 Merchants Bancorp 4,478
43 Metropolitan Bank Holding
Corp. 3,849
241 MGIC Investment Corp. 6,078
30 Moelis & Co., Class A 2,019
200 Molten Ventures PLC (United
Kingdom)* 1,588
32 Mutares SE & Co. KGaA
(Germany) 1,042
142 NB Bancorp, Inc. 2,844
1,085 Nexi SpA (Italy)
(a)
4,444
272 Ninety One PLC (United
Kingdom) 814
104 NMI Holdings, Inc.* 3,734
221 Nordnet AB publ (Sweden) 7,731
72 Onex Corp. (Canada) 5,754
2,352 OSB Group PLC (United
Kingdom) 16,375
63 Oscar Health, Inc., Class A* 1,401
82 Pathward Financial, Inc. 6,744
181 Pinnacle Financial Partners, Inc. 17,691
173 Pinnacle Investment Management
Group Ltd. (Australia) 1,917
7 Piper Sandler Cos. 549
95 Plus500 Ltd. (Israel) 5,675
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
282 Pluxee NV (Brazil) $ 3,903
678 PNC Financial Services Group,
Inc. (The) 149,919
422 Polar Capital Holdings PLC
(United Kingdom) 4,778
298 Popular, Inc. (Puerto Rico) 44,262
44 Preferred Bank 4,216
155 Primerica, Inc. 41,845
191 PROG Holdings, Inc. 7,023
36 Progressive Corp. (The) 6,854
176 Propel Holdings, Inc. (Canada) 2,916
16 Prosperity Bancshares, Inc. 1,103
1,838 Quilter PLC (United Kingdom)
(a)
4,806
98 Radian Group, Inc. 3,347
122 Rathbones Group PLC (United
Kingdom) 3,256
176 Raymond James Financial, Inc. 25,240
43 Regions Financial Corp. 1,204
14 Reinsurance Group of America,
Inc. 2,810
13 RenaissanceRe Holdings Ltd.
(Bermuda) 3,645
20 Renasant Corp. 814
92 Ringkjoebing Landbobank A/S
(Denmark) 22,640
16 Roko AB (Sweden)* 3,286
149 SCOR SE (France) 5,352
508 SEI Investments Co. 44,643
35 Selective Insurance Group, Inc. 3,029
125 Sompo Holdings, Inc. (Japan) 4,678
80 Southside Bancshares, Inc. 2,621
20 SouthState Bank Corp. 1,895
348 SpareBank 1 Nord Norge
(Norway) 5,644
343 Sparebank 1 Oestlandet
(Norway) 7,331
747 SpareBank 1 SMN (Norway) 15,529
330 StoneX Group, Inc.* 37,406
3,006 Svenska Handelsbanken AB,
Class A (Sweden) 44,423
336 Swiss Re AG 50,614
152 TBC Bank Group PLC (Georgia) 9,224
1,365 TP ICAP Group PLC (United
Kingdom) 5,623
23 Travelers Cos., Inc. (The) 6,713
176 Trisura Group Ltd. (Canada)* 5,228
1,043 Unicaja Banco SA (Spain)
(a)
3,498
208 UNIQA Insurance Group AG
(Austria) 4,165
582 United Bankshares, Inc. 25,265
25 United Community Banks, Inc. 824
256 United Overseas Bank Ltd.
(Singapore) 7,547
73 Unum Group 6,076
120 Valley National Bancorp 1,652
58 Van Lanschot Kempen NV
(Netherlands) 4,508
3 Vaudoise Assurances Holding SA
(Switzerland) 3,156
732 Webster Financial Corp. 53,231

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
20 Wendel SE (France) $ 2,025
110 Westamerica BanCorp 6,104
5 White Mountains Insurance
Group Ltd. 10,324
82 Wuestenrot &
Wuerttembergische AG
(Germany) 1,411
918 XPS Pensions Group PLC
(United Kingdom) 3,836
3,132,829
Health Care – 9.1%
65 10X Genomics, Inc., Class A* 1,840
198 Abbott Laboratories 16,949
708 AbbVie, Inc. 154,146
119 ACADIA Pharmaceuticals, Inc.* 2,578
57 Addus HomeCare Corp.* 5,226
279 ADMA Biologics, Inc.* 2,226
620 Advanced Medical Solutions
Group PLC (United Kingdom) 1,830
64 Agios Pharmaceuticals, Inc.* 1,882
35 Akero Therapeutics, Inc.*
(c)
23
38 Align Technology, Inc.* 6,648
108 ALK-Abello A/S (Denmark) 4,519
123 Alkermes PLC* 5,189
113 Almirall SA (Spain) 1,501
572 Alnylam Pharmaceuticals, Inc.* 172,733
134 Amplifon SpA (Italy) 1,686
20 Apogee Therapeutics, Inc.* 1,643
52 Argenx SE (Netherlands)* 43,424
21 Arrowhead Pharmaceuticals,
Inc.* 1,636
425 Asahi Intecc Co. Ltd. (Japan) 10,054
924 Astellas Pharma, Inc. (Japan) 13,251
75 AtriCure, Inc.* 2,075
425 Aurinia Pharmaceuticals, Inc.
(Canada)* 6,515
625 Avantor, Inc.* 5,700
109 Axsome Therapeutics, Inc.* 25,558
39 Bachem Holding AG
(Switzerland) 3,836
297 Bavarian Nordic A/S (Denmark)* 8,691
50 Beam Therapeutics, Inc.* 1,647
19 Biogen, Inc.* 3,724
24 Bio-Rad Laboratories, Inc., Class
A* 7,500
250 BoneSupport Holding AB
(Sweden)*
(a)
6,222
106 Boston Scientific Corp.* 5,121
703 Bridgebio Pharma, Inc.* 46,581
30 BrightSpring Health Services,
Inc.* 1,850
48 Bruker Corp. 2,827
106 Carl Zeiss Meditec AG
(Germany) 3,201
89 Catalyst Pharmaceuticals, Inc.* 2,779
50 Celldex Therapeutics, Inc.* 1,571
2,353 Centene Corp.* 140,239
26 CG oncology, Inc.* 1,620
57 Chemed Corp. 24,305
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
310 Clariane SE (France)* $ 1,514
454 Clover Health Investments
Corp.* 1,807
706 Coloplast A/S, Class B
(Denmark) 43,632
1,984 Convatec Group PLC (United
Kingdom)
(a)
5,408
83 Cooper Cos., Inc. (The)* 5,080
80 Corcept Therapeutics, Inc.* 5,559
72 CorVel Corp.* 4,446
173 Craneware PLC (United
Kingdom) 3,507
23 CRISPR Therapeutics AG
(Switzerland)* 1,292
16 Cytokinetics, Inc.* 1,228
86 Danaher Corp. 15,710
113 DaVita, Inc.* 21,963
584 DBV Technologies SA (France)* 2,290
28 Definium Therapeutics, Inc.* 677
68 Denali Therapeutics, Inc.* 1,431
40 Dermapharm Holding SE
(Germany) 2,276
17 Dianthus Therapeutics, Inc.* 1,581
24 Disc Medicine, Inc.* 1,670
3 Dottikon Es Holding AG
(Switzerland)* 1,190
80 Dyne Therapeutics, Inc.* 1,546
290 Eckert & Ziegler SE (Germany) 5,591
35 Edgewise Therapeutics, Inc.* 1,196
81 Edwards Lifesciences Corp.* 7,004
120 El.En. SpA (Italy) 2,234
88 Elanco Animal Health, Inc.* 2,099
500 Eli Lilly & Co. 552,500
205 Emeis SA (France)* 3,564
115 Encompass Health Corp. 12,173
293 Ensign Group, Inc. (The) 49,121
84 Envista Holdings Corp.* 1,978
716 Evotec SE (Germany)* 4,412
201 Exelixis, Inc.* 10,146
274 Fagron (Belgium) 7,706
461 Galderma Group AG
(Switzerland)* 98,265
33 Genus PLC (United Kingdom) 1,036
121 Gerresheimer AG (Germany)
(b)
3,841
28 Glaukos Corp.* 2,894
75 Globus Medical, Inc., Class A* 6,141
28 GRAIL, Inc.* 2,007
767 Grifols SA (Spain) 8,306
577 Guardant Health, Inc.* 74,831
260 H Lundbeck A/S (Denmark) 1,763
3,557 Haleon PLC 16,144
586 Halozyme Therapeutics, Inc.* 38,992
253 Harmony Biosciences Holdings,
Inc.* 7,992
513 HCA Healthcare, Inc. 194,191
83 HealthEquity, Inc.* 7,303
75 Henry Schein, Inc.* 5,744
608 Hikma Pharmaceuticals PLC
(United Kingdom) 12,097
39 Hinge Health, Inc., Class A* 2,192

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
30 Ideaya Biosciences, Inc.* $ 884
43 Immunome, Inc.* 939
43 Immunovant, Inc.* 1,432
195 Incyte Corp.* 18,864
270 Inmode Ltd.* 3,761
301 Innoviva, Inc.* 6,447
40 Insulet Corp.* 5,798
101 Intellia Therapeutics, Inc.* 1,421
41 Intuitive Surgical, Inc.* 17,410
209 Inventiva SACA (France)*
(a)
1,045
21 Ionis Pharmaceuticals, Inc.* 1,606
260 Jazz Pharmaceuticals PLC* 61,487
23 Kiniksa Pharmaceuticals
International PLC* 1,113
69 Krystal Biotech, Inc.* 21,323
20 Kymera Therapeutics, Inc.* 1,628
317 Lantheus Holdings, Inc.* 31,478
78 LeMaitre Vascular, Inc. 7,383
13 Ligand Pharmaceuticals, Inc.* 3,015
44 LivaNova PLC* 3,247
13 Lonza Group AG (Switzerland) 8,326
72 Madrigal Pharmaceuticals, Inc.* 35,803
14 Masimo Corp.* 2,498
4 Medacta Group SA
(Switzerland)
(a)
733
73 Medcap AB (Sweden)* 4,032
53 Medincell SA (France)* 1,748
2 Medpace Holdings, Inc.* 894
38 Mineralys Therapeutics, Inc.* 1,197
172 Moderna, Inc.* 8,117
19 Molina Healthcare, Inc.* 3,298
91 Nanobiotix SA (France)* 3,615
1,248 Nanosonics Ltd. (Australia)* 2,837
10 National HealthCare Corp. 1,844
116 Neogen Corp.* 1,041
221 Neuren Pharmaceuticals Ltd.
(Australia)* 2,312
20 Neurocrine Biosciences, Inc.* 3,166
41 Newamsterdam Pharma Co. NV
(Netherlands)* 1,381
25 Nuvalent, Inc., Class A* 2,760
30 Omnicell, Inc.* 1,324
99 Organon & Co. 1,321
198 OXB (United Kingdom)* 1,676
1,466 Oxford Nanopore Technologies
PLC (United Kingdom)* 2,830
32 Penumbra, Inc.* 10,186
31 Pharma Mar SA (Spain)* 3,618
1,568 Pharming Group NV
(Netherlands)* 2,107
55 Pharvaris NV (Netherlands)* 1,659
13 Praxis Precision Medicines, Inc.* 4,550
124 Pro Medicus Ltd. (Australia) 11,800
116 Progyny, Inc.* 2,965
35 Protagonist Therapeutics, Inc.* 3,485
225 Ramsay Health Care Ltd.
(Australia) 6,004
15 Regeneron Pharmaceuticals, Inc. 9,222
123 Revvity, Inc. 12,860
230 Roivant Sciences Ltd.* 6,898
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
35 Scholar Rock Holding Corp.* $ 1,725
266 Schott Pharma AG & Co. KGaA
(Germany) 5,649
157 Sectra AB, Class B (Sweden) 4,730
25 Siegfried Holding AG
(Switzerland)* 2,617
58 Solventum Corp.* 4,347
2,446 Spire Healthcare Group PLC
(United Kingdom)
(a)
7,287
23 Spyre Therapeutics, Inc.* 1,691
29 STERIS PLC 6,169
608 Takeda Pharmaceutical Co. Ltd.
(Japan) 19,547
41 Tango Therapeutics, Inc.* 901
23 Tecan Group AG (Switzerland) 4,574
23 Teleflex, Inc. 2,959
711 TG Therapeutics, Inc.* 26,975
35 Twist Bioscience Corp.* 2,340
245 UCB SA (Belgium) 71,962
9 UFP Technologies, Inc.* 1,981
187 United Therapeutics Corp.* 104,125
134 Universal Health Services, Inc.,
Class B 19,579
655 Valneva SE (France)* 1,996
56 Vaxcyte, Inc.* 2,878
45 Veeva Systems, Inc., Class A* 7,845
55 Veracyte, Inc.* 2,549
3 Vericel Corp.* 100
46 Vertex Pharmaceuticals, Inc.* 20,587
348 Viatris, Inc. 5,658
39 Viking Therapeutics, Inc.* 1,277
10 Virbac SACA (France) 4,184
13 West Pharmaceutical Services,
Inc. 4,197
83 Xenon Pharmaceuticals, Inc.
(Canada)* 4,543
24 Ypsomed Holding AG
(Switzerland) 10,763
95 Zealand Pharma A/S (Denmark)* 4,819
2,736,758
Industrials – 13.0%
61 A O Smith Corp. 3,460
203 Aalberts NV (Netherlands) 9,296
28 AAON, Inc. 3,926
10 AAR Corp.* 1,126
155 ABM Industries, Inc. 6,054
33 Accelleron Industries AG
(Switzerland) 3,280
52 Ackermans & van Haaren NV
(Belgium) 16,493
2 Acuity, Inc. 610
30 Advanced Drainage Systems,
Inc. 4,175
82 AECOM 5,688
25 AGCO Corp. 2,807
189 Air Canada (Canada)* 3,028
96 Air France-KLM (France)* 1,315
25 Aker ASA, Class A (Norway) 3,373

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
37 Albany International Corp.,
Class A $ 2,394
79 Allison Transmission Holdings,
Inc. 8,969
112 Amentum Holdings, Inc.* 2,602
15 American Superconductor
Corp.* 764
146 ANDRITZ AG (Austria) 13,306
78 API Group Corp.* 3,198
19 Applied Industrial Technologies,
Inc. 5,772
75 AQ Group AB (Sweden) 1,941
316 Arcadis NV (Netherlands) 12,906
94 ArcBest Corp. 12,849
419 Archer Aviation, Inc., Class A* 2,853
19 Arcosa, Inc. 2,408
8 Argan, Inc. 5,336
12 Armstrong World Industries, Inc. 1,895
20 ATI, Inc.* 3,503
40 ATS Corp. (Canada)* 1,238
1,980 Auckland International Airport
Ltd. (New Zealand) 9,803
2,453 Aurizon Holdings Ltd.
(Australia) 7,395
696 Automatic Data Processing, Inc. 154,401
1,558 AutoStore Holdings Ltd.
(Norway)*
(a)
2,218
51 Avio SpA (Italy) 2,563
250 Avon Technologies PLC (United
Kingdom) 5,843
532 Azelis Group NV (Belgium) 6,118
10 AZZ, Inc. 1,355
775 Balfour Beatty PLC (United
Kingdom) 8,321
75 Befesa SA (Spain)
(a)
3,238
11 Bilfinger SE (Germany) 1,124
11 Blue Bird Corp.* 745
265 Bodycote PLC (United
Kingdom) 2,893
61 Boise Cascade Co. 4,253
56 Booz Allen Hamilton Holding
Corp. 4,434
50 Brady Corp., Class A 4,304
1,205 Bravida Holding AB (Sweden)
(a)
14,839
175 Bufab AB (Sweden) 2,225
76 Builders FirstSource, Inc.* 5,796
18 Burckhardt Compression
Holding AG (Switzerland) 11,910
13 CACI International, Inc., Class
A* 6,676
1,371 Cadeler A/S (Denmark)* 8,811
1,923 Canadian National Railway Co.
(Canada) 227,890
75 Canadian Pacific Kansas City
Ltd. (Canada) 6,702
70 Carel Industries SpA (Italy)
(a)
2,545
24 Carpenter Technology Corp. 11,256
393 Centuri Holdings, Inc.* 12,081
213 Ceres Power Holdings PLC
(United Kingdom)* 2,425
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
68 Cewe Stiftung & Co. KGaA
(Germany) $ 8,142
10 Chart Industries, Inc.* 2,078
1,059 Chemring Group PLC (United
Kingdom) 7,837
45 Clarkson PLC (United Kingdom) 2,812
6 Clean Harbors, Inc.* 1,686
7,993 Cleanaway Waste Management
Ltd. (Australia) 13,170
50 Construcciones y Auxiliar de
Ferrocarriles SA (Spain) 3,641
2 Construction Partners, Inc., Class
A* 233
69 CoreCivic, Inc.* 1,455
13 CSW Industrials, Inc. 3,601
25 D/S Norden A/S (Denmark) 1,156
16 Danieli & C Officine
Meccaniche SpA (Italy) 1,374
59 Danieli & C Officine
Meccaniche SpA (Italy) 3,443
12 Deme Group NV (Belgium) 2,596
71 Derichebourg SA (France) 840
275 Deutz AG (Germany) 3,360
240 Diploma PLC (United Kingdom) 22,613
140 DiscoverIE Group PLC (United
Kingdom) 1,442
263 DNOW, Inc.* 3,364
77 Donaldson Co., Inc. 6,304
20 Dover Corp. 4,227
10 DSV A/S (Denmark) 2,513
139 Duerr AG (Germany) 3,382
8 Dycom Industries, Inc.* 4,080
71 Elecnor SA (Spain) 3,405
940 Electrolux Professional AB,
Class B (Sweden) 4,932
1,043 Element Fleet Management
Corp. (Canada) 20,799
153 Elis SA (France)
(b)
4,842
3 EMCOR Group, Inc. 2,480
592 Enav SpA (Italy)
(a)
3,727
36 EnerSys 8,207
11 Enpro, Inc. 3,377
14 ESCO Technologies, Inc. 4,087
15 Everus Construction Group,
Inc.* 2,232
10 Exail Technologies SA (France)* 1,677
372 ExlService Holdings, Inc.* 10,799
178 Exosens SAS (France) 14,156
417 Experian PLC 14,463
47 Federal Signal Corp. 5,015
428 FedEx Corp. 176,229
70 Finning International, Inc.
(Canada) 5,291
32 Firefly Aerospace, Inc.* 1,488
530 Firstgroup PLC (United
Kingdom) 1,223
110 Flowserve Corp. 8,306
44 FLSmidth & Co. A/S (Denmark) 3,459
110 Flughafen Zurich AG
(Switzerland) 33,365

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
69 Fluor Corp.* $ 3,157
455 Forgent Power Solutions, Inc.* 24,870
73 Fortive Corp. 4,257
51 Franklin Electric Co., Inc. 5,017
47 Fraport AG Frankfurt Airport
Services Worldwide (Germany) 3,952
178 FTI Consulting, Inc.* 27,266
229 Fugro NV (Netherlands) 3,030
200 Fujikura Ltd. (Japan) 5,994
106 Gates Industrial Corp. PLC* 2,748
10 GATX Corp. 1,691
595 GE Vernova, Inc. 576,150
18 Generac Holdings, Inc.* 5,002
750 General Dynamics Corp. 260,115
93 GEO Group, Inc. (The)* 2,108
133 Georg Fischer AG (Switzerland) 7,391
680 GFL Environmental, Inc. 22,835
3,223 Grab Holdings Ltd., Class A
(Singapore)* 11,409
15 Granite Construction, Inc. 2,053
359 Hayward Holdings, Inc.* 5,065
58 Healthcare Services Group, Inc.* 1,195
12 Herc Holdings, Inc. 1,596
275 Hexcel Corp. 24,692
74 Hiab OYJ (Finland) 4,655
100 Hitachi Ltd. (Japan) 3,245
85 Hoegh Autoliners ASA (Norway) 1,261
1,251 Howden Joinery Group PLC
(United Kingdom) 12,951
40 Hub Group, Inc., Class A 1,662
5 Huber + Suhner AG
(Switzerland) 1,705
11 Huntington Ingalls Industries,
Inc. 3,390
618 Husqvarna AB, Class B (Sweden) 2,905
1 ID Logistics Group SACA
(France)* 448
5 IES Holdings, Inc.* 3,392
84 IMCD NV (Netherlands) 8,659
459 IMI PLC (United Kingdom) 17,213
29 Indus Holding AG (Germany)* 1,022
79 Ingersoll Rand, Inc. 5,660
18 Innodata, Inc.* 1,890
400 Instalco AB (Sweden) 1,677
27 INVISIO AB (Sweden) 815
433 Inwido AB (Sweden) 6,790
344 ISS A/S (Denmark) 14,170
667 ITM Power PLC (United
Kingdom)* 1,748
60 ITT, Inc. 11,700
27 JBT Marel Corp. 3,629
139 Joby Aviation, Inc.* 1,654
430 Johnson Controls International
PLC 57,646
2,907 Johnson Service Group PLC
(United Kingdom) 5,991
50 JOST Werke SE (Germany)
(a)
3,448
10 Kadant, Inc. 3,192
20 Kalmar OYJ, Class B (Finland) 1,039
273 Kanematsu Corp. (Japan) 3,700
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
100 Keller Group PLC (United
Kingdom) $ 3,192
36 Kennametal, Inc. 1,181
384 KION Group AG (Germany) 19,650
10 Kirby Corp.* 1,406
735 Knight-Swift Transportation
Holdings, Inc. 55,588
138 Konecranes OYJ (Finland) 4,564
579 Kongsberg Maritime AS
(Norway)* 3,656
474 Koninklijke BAM Groep NV
(Netherlands) 6,162
55 Koninklijke Heijmans N.V
(Netherlands) 6,829
149 Korn Ferry 10,427
71 Krones AG (Germany)* 9,810
14 Landstar System, Inc. 2,897
88 Leonardo DRS, Inc. 4,291
1,242 Leonardo SpA (Italy) 78,874
6 Lincoln Electric Holdings, Inc. 1,551
405 Lindab International AB
(Sweden) 6,294
24 LISI SA (France) 1,896
819 Lockheed Martin Corp. 434,439
159 Logista Integral SA (Spain) 6,219
102 Loomis AB (Sweden) 5,040
186 Lyft, Inc., Class A* 2,624
261 Maire SpA (Italy) 4,459
334 Maximus, Inc. 20,685
23 McGrath RentCorp 2,507
73 MDA Space Ltd. (Canada)* 3,258
25 Mercury Systems, Inc.* 2,793
179 Metlen Energy & Metals PLC
(Greece)* 8,669
1,844 Metso Oyj (Finland) 35,247
22 Middleby Corp. (The)* 3,410
93 Mildef Group AB (Sweden) 1,873
3,912 Mitie Group PLC (United
Kingdom) 9,418
24 Modine Manufacturing Co.* 6,694
8 Moog, Inc., Class A 2,880
703 Morgan Advanced Materials PLC
(United Kingdom) 2,180
103 Morgan Sindall Group PLC
(United Kingdom) 6,306
1,320 MPC Container Ships ASA
(Norway) 3,456
34 MSA Safety, Inc. 5,637
25 MSC Industrial Direct Co., Inc.,
Class A 2,737
59 Mueller Industries, Inc. 7,587
165 Munters Group AB (Sweden)
(a)
3,463
8 MYR Group, Inc.* 3,720
38 Nexans SA (France) 7,024
90 Nextpower, Inc., Class A* 14,076
68 NKT A/S (Denmark)* 10,883
241 Nordex SE (Germany)* 11,643
179 NuScale Power Corp.* 2,268
45 nVent Electric PLC 7,515

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
45 Oesterreichische Post AG
(Austria) $ 1,694
38 OPENLANE, Inc.* 1,448
6 Oshkosh Corp. 780
72 Owens Corning 9,059
78 Palfinger AG (Austria) 3,186
81 Parsons Corp.* 4,787
63 Paycom Software, Inc. 8,799
68 Paylocity Holding Corp.* 7,815
172 Peab AB, Class B (Sweden) 1,691
88 Pentair PLC 6,234
15 Per Aarsleff Holding A/S
(Denmark) 1,717
6 Pfisterer Holding SE (Germany)* 728
105 Planet Labs PBC* 5,370
33 Plejd AB (Sweden)* 3,860
28 Porr AG (Austria) 1,323
15 Powell Industries, Inc. 4,266
1,316 QinetiQ Group PLC (United
Kingdom) 8,932
148 QXO, Inc.*
(b)
2,553
157 R&S Group Holding AG
(Switzerland)* 5,285
294 Randstad NV (Netherlands) 9,037
13 RBC Bearings, Inc.* 7,435
92 Redwire Corp.* 2,260
22 Regal Rexnord Corp. 4,439
507 Renew Holdings PLC (United
Kingdom) 6,185
34 RENK Group AG (Germany) 2,256
72 Rheinmetall AG (Germany) 108,672
203 Robert Half, Inc. 5,976
1,642 Rosebank Industries PLC* 7,680
2,022 RS GROUP PLC (United
Kingdom) 18,179
25 Rush Enterprises, Inc., Class A 1,733
40 Russel Metals, Inc. (Canada) 1,813
53 RXO, Inc.* 1,356
20 Ryder System, Inc. 5,017
1,423 Sacyr SA (Spain) 7,725
14 Saia, Inc.* 6,613
255 Schneider National, Inc., Class B 9,012
60 Science Applications
International Corp. 6,252
94 Sdiptech AB, Class B (Sweden)* 2,498
900 Seatrium Ltd. (Singapore) 1,496
480 Senior PLC (United Kingdom) 1,860
70 Sensata Technologies Holding
PLC 3,457
2,071 Serco Group PLC (United
Kingdom) 7,370
108 Shoals Technologies Group, Inc.,
Class A* 1,345
43 Signify NV
(a)
1,045
44 Simpson Manufacturing Co., Inc. 8,349
1,950 Singapore Technologies
Engineering Ltd. (Singapore) 17,400
21 Sixt SE (Germany) 1,875
38 SMA Solar Technology AG
(Germany)* 2,916
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,182 Smiths Group PLC (United
Kingdom) $ 39,258
21 Snap-on, Inc. 7,795
35 Societe BIC SA (France)* 2,385
209 SPIE SA (France) 11,926
23 SPX Technologies, Inc.* 4,983
62 Stanley Black & Decker, Inc. 4,924
60 Stantec, Inc. (Canada) 4,537
15 Sterling Infrastructure, Inc.* 12,913
2,525 Storskogen Group AB, Class B
(Sweden) 2,531
65 Sunrun, Inc.* 1,087
35 Symbotic, Inc.* 1,625
685 Techtronic Industries Co. Ltd.
(Hong Kong) 10,165
86 Teleperformance SE (France)
(b)
6,327
43 Terex Corp. 2,502
525 Time Interconnect Technology
Ltd. (Hong Kong) 1,287
29 Timken Co. (The) 3,711
38 TKH Group NV (Netherlands) 2,044
47 Tkms AG& Co. KGaA
(Germany)* 4,624
12 Toro Co. (The) 1,079
141 Trex Co., Inc.* 5,837
26 Tutor Perini Corp. 1,859
43 U-Haul Holding Co. 2,237
15 UniFirst Corp. 3,981
189 Union Pacific Corp. 49,639
6 Valmont Industries, Inc. 3,119
121 VAT Group AG (Switzerland)
(a)
94,589
1,184 Verisure PLC (United
Kingdom)* 15,792
300 Vesuvius PLC (United Kingdom) 1,877
10 Vicor Corp.* 3,348
208 Volex PLC (United Kingdom) 1,949
1,144 Volution Group PLC (United
Kingdom) 9,468
20 VSE Corp. 3,703
65 Wacker Neuson SE (Germany) 1,446
107 Wallenius Wilhelmsen ASA
(Norway) 1,375
21 Watts Water Technologies, Inc.,
Class A 6,489
271 Werner Enterprises, Inc. 11,249
19 WESCO International, Inc. 6,862
13 Westinghouse Air Brake
Technologies Corp. 3,395
17 Wilh Wilhelmsen Holding ASA,
Class A (Norway) 1,279
836 WillScot Holdings Corp. 21,510
26 Woodward, Inc. 9,101
58 Worthington Enterprises, Inc. 3,293
52 Xylem, Inc. 5,696
300 Yangzijiang Shipbuilding
Holdings Ltd. (China) 856
100 Yaskawa Electric Corp. (Japan) 4,528
350 Zigup PLC (United Kingdom) 2,213

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
102 Zurn Elkay Water Solutions
Corp. $ 4,794
3,911,430
Information Technology – 27.1%
33 Abaxx Technologies, Inc.
(Canada)* 1,389
69 Accenture PLC, Class A 12,908
60 ACI Worldwide, Inc.* 2,620
50 ACM Research, Inc., Class A* 4,328
473 Addnode Group AB (Sweden) 2,387
106 Adeia, Inc. 2,832
1,294 Adobe, Inc.* 335,418
23 Advanced Energy Industries, Inc. 6,950
1,814 Advanced Micro Devices, Inc.* 936,205
25 Advantest Corp. (Japan) 4,110
10 Aehr Test Systems* 923
19 Agilysys, Inc.* 1,645
325 AIXTRON SE (Germany) 22,088
95 Akamai Technologies, Inc.* 14,206
1,794 Alfa Financial Software Holdings
PLC (United Kingdom)
(a)
3,845
402 Alkami Technology, Inc.* 7,304
590 Allegro MicroSystems, Inc.
(Japan)* 28,243
3 ALSO Holding AG (Switzerland) 712
72 Alten SA (France) 5,461
19 Ambarella, Inc.* 1,371
115 Amkor Technology, Inc. 7,999
39 Analog Devices, Inc. 16,140
17 Appfolio, Inc., Class A* 2,740
328 Apple, Inc. 102,356
130 Applied Digital Corp.* 6,146
1,238 Applied Materials, Inc. 557,174
47 Applied Optoelectronics, Inc.* 7,445
99 Arista Networks, Inc.* 15,788
35 Arrow Electronics, Inc.* 7,512
101 ASML Holding NV
(Netherlands) 163,215
44 Astera Labs, Inc.* 15,085
1,103 Aurora Innovation, Inc.* 8,096
368 Avnet, Inc. 31,990
20 Axcelis Technologies, Inc.* 3,008
39 AXT, Inc.* 4,023
5 Bel Fuse, Inc., Class B 1,373
35 Benchmark Electronics, Inc. 2,956
357 BigBear.ai Holdings, Inc.* 1,799
70 Bittium OYJ (Finland) 3,218
954 BlackBerry Ltd. (Canada)* 8,560
135 Box, Inc., Class A* 3,640
89 Braze, Inc., Class A* 2,281
1,459 Broadcom, Inc. 651,837
184 CANCOM SE (Germany) 6,077
98 Capgemini SE (France)* 11,659
299 Celestica, Inc. (Canada)* 115,691
126 CGI, Inc. (Canada) 8,806
102 Check Point Software
Technologies Ltd. (Israel)* 13,775
665 Ciena Corp.* 385,853
233 Cipher Digital Inc* 5,510
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
706 Circle Internet Group, Inc.* $ 79,778
48 Cirrus Logic, Inc.* 8,158
261 Citizen Watch Co. Ltd. (Japan) 3,796
149 Cleanspark, Inc.* 2,725
81 Clear Secure, Inc., Class A 4,491
321 Clearwater Analytics Holdings,
Inc., Class A* 7,813
151 Cognex Corp. 9,943
45 Cohu, Inc.* 2,374
33 Comet Holding AG (Switzerland) 15,677
42 Commvault Systems, Inc.* 4,988
321 Computacenter PLC (United
Kingdom) 19,263
128 Core Scientific, Inc.* 3,437
5 Credo Technology Group
Holding Ltd.* 1,180
11 Crowdstrike Holdings, Inc.,
Class A* 8,041
25 CTS Corp. 1,605
9 Datadog, Inc., Class A* 2,226
69 Descartes Systems Group, Inc.
(The) (Canada)* 5,096
35 Digi International, Inc.* 2,338
35 DigitalOcean Holdings, Inc.* 5,458
45 Diodes, Inc.* 4,739
204 Docusign, Inc.* 10,714
95 Dropbox, Inc., Class A* 2,554
254 D-Wave Quantum, Inc.
(Canada)* 7,656
295 Dynatrace, Inc.* 12,564
56 Elastic NV* 3,623
23 Elmos Semiconductor SE
(Germany) 4,853
75 Enphase Energy, Inc.* 5,127
25 ePlus, Inc. 2,052
3 F5, Inc.* 1,150
23 Fabrinet (Thailand)* 15,046
110 Fair Isaac Corp.* 137,565
620 Fastly, Inc., Class A* 11,014
95 Figma, Inc., Class A* 2,423
11 First Solar, Inc.* 3,375
70 FormFactor, Inc.* 8,721
291 Freshworks, Inc., Class A* 2,826
39 Gartner, Inc.* 6,326
189 GFT Technologies SE (Germany) 4,874
139 Gitlab, Inc., Class A* 4,316
75 GoDaddy, Inc., Class A* 6,437
69 Guidewire Software, Inc.* 10,534
1,639 Halma PLC (United Kingdom) 103,439
100 Harmonic, Inc.* 1,511
100 HMS Networks AB (Sweden) 5,827
41 HubSpot, Inc.* 9,046
85 Hut 8 Corp.* 10,611
33 Ichor Holdings Ltd.* 2,360
10 Impinj, Inc.* 1,510
15 Inficon Holding AG
(Switzerland) 3,129
1,146 Infineon Technologies AG
(Germany) 108,471
311 Intel Corp.* 35,665

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
15 Intuit, Inc. $ 4,973
141 IONOS Group SE (Germany)* 4,630
21 IonQ, Inc.* 1,513
20 IPG Photonics Corp.* 2,290
41 Ituran Location and Control Ltd.
(Israel) 2,688
235 Jenoptik AG (Germany) 12,615
71 JFrog Ltd.* 5,643
31 Kainos Group PLC (United
Kingdom) 364
549 Keel Infrastructure Corp.* 3,129
62 Kinaxis, Inc. (Canada)* 7,061
613 Kitron ASA (Norway) 7,587
80 Knowles Corp.* 2,993
62 Kontron AG (Austria) 1,683
50 Kulicke & Soffa Industries, Inc.
(Singapore) 5,095
500 Kyocera Corp. (Japan) 10,940
938 Lagercrantz Group AB, Class B
(Sweden) 25,946
19 Landis+Gyr Group AG
(Switzerland)* 1,230
33 Lasertec Corp. (Japan) 8,319
115 Lattice Semiconductor Corp.* 16,914
53 Life360, Inc.* 2,252
224 Lightspeed Commerce, Inc.
(Canada)* 2,163
74 Lightwave Logic, Inc.* 804
1,710 LINK Mobility Group Holding
ASA (Norway)* 5,047
23 Littelfuse, Inc. 10,738
141 LiveRamp Holdings, Inc.* 5,296
56 MACOM Technology Solutions
Holdings, Inc.* 20,420
53 Manhattan Associates, Inc.* 7,953
333 MARA Holdings, Inc.* 4,789
2,689 Marvell Technology, Inc. 551,245
70 MaxLinear, Inc.* 6,505
138 Micron Technology, Inc. 133,998
1,179 Microsoft Corp. 530,833
40 MKS, Inc. 12,970
4 Monolithic Power Systems, Inc. 6,265
373 Mycronic AB (Sweden) 12,038
126 Navitas Semiconductor Corp.* 3,352
465 NCAB Group AB (Sweden) 4,125
219 Netcompany Group A/S
(Denmark)*
(a)
11,743
75 NetScout Systems, Inc.* 3,122
94 Next Vision Stabilized Systems
Ltd. (Israel) 10,059
271 Nice Ltd. (Israel)* 24,176
40 nLight, Inc.* 2,965
127 NORBIT ASA (Norway) 2,572
153 Nordic Semiconductor ASA
(Norway)* 3,320
20 Novanta, Inc.* 3,187
176 Nutanix, Inc., Class A* 9,164
818 NVIDIA Corp. 172,713
36 Okta, Inc.* 4,438
200 Omron Corp. (Japan) 7,217
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
41 ON Semiconductor Corp.* $ 4,945
287 Ondas, Inc.*
(b)
3,794
296 One Software Technologies Ltd.
(Israel) 7,014
45 Onto Innovation, Inc.* 11,621
245 Open Text Corp. (Canada) 5,830
34 Ouster, Inc.* 1,566
156 Oxford Instruments PLC (United
Kingdom) 6,893
4,025 Palantir Technologies, Inc., Class
A* 630,074
56 Palo Alto Networks, Inc.* 15,775
26 PDF Solutions, Inc.* 1,270
65 Photronics, Inc.* 2,103
92 Planisware SA (France) 2,102
25 Plexus Corp.* 6,709
50 Power Integrations, Inc. 4,200
102 Procore Technologies, Inc.* 5,048
23 PTC, Inc.* 3,191
23 Qnity Electronics, Inc. 3,588
49 Qorvo, Inc.* 5,074
150 QT Group OYJ (Finland)* 5,157
28 Qualys, Inc.* 3,060
69 Quantum Computing, Inc.*
(b)
825
105 Ralliant Corp. 6,496
84 Rambus, Inc.* 12,219
28 Renishaw PLC (United
Kingdom) 2,000
132 Reply SpA (Italy) 15,850
217 Rigetti Computing, Inc.* 5,542
94 RingCentral, Inc., Class A 4,071
290 Riot Platforms, Inc.* 7,862
15 Rogers Corp.* 2,123
49 Rubrik, Inc., Class A* 3,853
2,050 Sage Group PLC (The) (United
Kingdom) 23,278
15 Salesforce, Inc. 2,867
111 Sandisk Corp.* 188,143
248 Sanmina Corp.* 64,413
477 SAP SE (Germany) 86,423
51 ScanSource, Inc.* 2,360
9 Secunet Security Networks AG
(Germany)* 2,185
45 Semtech Corp.* 6,864
1,579 SentinelOne, Inc., Class A* 26,132
74 ServiceNow, Inc.* 9,203
34 Sesa SpA (Italy) 3,851
299 Shopify, Inc., Class A (Canada)* 35,686
30 Silicon Laboratories, Inc.* 6,528
35 Siltronic AG (Germany)* 4,276
2,062 Sinch AB*
(a)
8,839
19 SiTime Corp.* 13,494
711 Sivers Semiconductors AB
(Sweden)* 5,309
100 Skyworks Solutions, Inc. 7,785
566 Softcat PLC (United Kingdom) 13,252
268 Softwareone Holding AG
(Germany)* 2,871
34 SOITEC (France)* 7,045
31 SolarEdge Technologies, Inc.* 2,367

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
26 Sopra Steria Group (France) $ 4,521
249 SoundHound AI, Inc., Class A*
(b)
2,241
54 SPS Commerce, Inc.* 3,065
2,645 STMicroelectronics NV
(Singapore) 181,954
54 Strategy, Inc.* 8,591
55 SUSS MicroTec SE (Germany) 5,914
25 Synaptics, Inc.* 3,432
8 Synopsys, Inc.* 3,805
40 TD SYNNEX Corp. 10,451
868 TeamViewer SE (Germany)*
(a)
5,976
313 Technology One Ltd. (Australia) 6,720
4 Teledyne Technologies, Inc.* 2,479
61 Temenos AG (Switzerland) 5,274
110 Tenable Holdings, Inc.* 3,105
109 Teradata Corp.* 3,711
725 Teradyne, Inc. 271,375
170 Terawulf, Inc.* 4,345
275 Tieto OYJ (Finland) 6,624
521 Tower Semiconductor Ltd.
(Israel)* 149,733
61 TTM Technologies, Inc.* 10,597
20 Twilio, Inc., Class A* 3,813
313 UiPath, Inc., Class A* 3,668
21 Ultra Clean Holdings, Inc.* 1,797
142 Unity Software, Inc.* 4,327
368 Varonis Systems, Inc.* 12,567
28 Veeco Instruments, Inc.* 1,614
389 VeriSign, Inc. 111,013
75 Viasat, Inc.* 6,047
135 Viavi Solutions, Inc.* 6,556
100 Vishay Intertechnology, Inc. 5,205
91 Vitec Software Group AB, Class
B (Sweden) 2,572
17 Vusion (France) 2,662
79 Wiit SpA (Italy) 3,162
110 WiseTech Global Ltd. (Australia) 2,850
32 Workday, Inc., Class A* 4,678
80 Xero Ltd. (New Zealand)* 4,327
16 Zebra Technologies Corp., Class
A* 3,898
172 Zeta Global Holdings Corp.,
Class A* 3,937
54 Zoom Communications, Inc.* 5,486
8,203,342
Materials – 3.7%
278 Acerinox SA 5,142
75 Air Liquide SA (France) 15,586
32 Albemarle Corp. 5,645
104 Alcoa Corp. 8,075
6 Alzchem Group AG (Germany) 1,318
95 AMG Critical Materials NV
(Netherlands) 4,669
56 APERAM SA (Luxembourg) 3,336
595 ArcelorMittal (Luxembourg) 41,188
58 Arkema SA (France) 4,122
28 Aurubis AG (Germany) 7,064
24 Avient Corp. 850
90 Axalta Coating Systems Ltd.* 2,769
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
8 Balchem Corp. $ 1,254
7,531 Barrick Mining Corp. (Canada) 322,004
668 BlueScope Steel Ltd. (Australia) 15,246
15 Cabot Corp. 1,313
45 Celanese Corp. 2,391
285 Clariant AG (Switzerland)* 2,927
193 Cleveland-Cliffs, Inc.* 2,625
57 Commercial Metals Co. 4,335
569 Constellium SE* 19,494
240 Corbion NV (Netherlands) 5,641
34 Corteva, Inc. 2,662
68 Crown Holdings, Inc. 6,465
34 Eagle Materials, Inc. 7,520
45 Eastman Chemical Co. 3,414
400 Ecolab, Inc. 102,400
70 Element Solutions, Inc. 2,970
233 Endeavour Mining PLC (Ivory
Coast) 14,429
365 Evolution Mining Ltd.
(Australia) 3,188
11,951 Glencore PLC (Australia)* 91,469
445 Graphic Packaging Holding Co. 5,011
172 Hecla Mining Co. 3,056
1,898 Hudbay Minerals, Inc. (Canada) 55,539
384 Huhtamaki OYJ (Finland) 12,278
375 JX Advanced Metals Corp.
(Japan) 9,255
148 K+S AG (Germany) 2,558
270 Kemira OYJ (Finland) 5,621
16 Knife River Corp.* 1,256
700 Kuraray Co. Ltd. (Japan) 7,214
9 LANXESS AG (Germany) 173
39 Louisiana-Pacific Corp. 2,979
976 Lynas Rare Earths Ltd.
(Australia)* 13,476
696 Mitsubishi Chemical Group
Corp. (Japan) 5,015
26 MP Materials Corp.* 1,682
456 Navigator Co. SA (The)
(Portugal) 1,810
38 NewMarket Corp. 29,396
171 Newmont Corp. 18,778
3,416 Norsk Hydro ASA (Norway) 41,871
9 Nucor Corp. 2,250
356 OCI NV (Netherlands)* 1,554
98 Outokumpu OYJ (Finland) 682
7,344 Pan African Resources PLC
(South Africa) 13,631
2 Robertet SA (France) 1,937
34 Royal Gold, Inc. 7,632
409 SIG Group AG (Switzerland)* 6,323
110 SOL SpA (Italy) 7,253
49 Solstice Advanced Materials, Inc. 4,127
64 Sonoco Products Co. 3,116
198 SSAB AB, Class B (Sweden) 2,041
402 Steel Dynamics, Inc. 104,580
100 Sumitomo Bakelite Co. Ltd.
(Japan) 4,334
460 thyssenkrupp AG (Germany) 6,305
84 Umicore SA (Belgium) 2,478

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
44 Vicat SACA (France) $ 3,250
94 Vidrala SA (Spain) 8,435
295 voestalpine AG (Austria) 16,662
16 Wacker Chemie AG (Germany)* 1,854
25 Warrior Met Coal, Inc. 2,364
1,129,287
Real Estate – 3.4%
240 American Assets Trust, Inc.
REIT 5,592
13 ARGAN SA REIT (France) 928
1,045 British Land Co. PLC (The)
REIT (United Kingdom) 5,708
4,921 CapitaLand Ascendas REIT
(Singapore) 9,646
65 Carmila SA REIT (France) 1,265
185 CK Asset Holdings Ltd. (Hong
Kong) 1,118
414 Colonial SFL Socimi SA REIT
(Spain) 2,773
400 Hongkong Land Holdings Ltd.
(Hong Kong) 3,048
3,259 Host Hotels & Resorts, Inc.
REIT 74,892
57 ICADE REIT (France)* 1,401
4,516 International Workplace Group
PLC (Switzerland) 11,517
28 Invincible Investment Corp.
REIT (Japan) 10,782
3,964 LondonMetric Property PLC
REIT (United Kingdom) 10,136
96 Mercialys SA REIT (France) 1,329
190 Merlin Properties Socimi SA
REIT (Spain) 3,352
763 Millrose Properties, Inc. REIT 21,532
2,390 PRS REIT PLC (The) REIT
(United Kingdom)
(c)
—
3,898 Realty Income Corp. REIT 238,869
635 Sun Hung Kai Properties Ltd.
(Hong Kong) 10,671
928 Suntec Real Estate Investment
Trust REIT (Singapore) 1,070
3,577 Tritax Big Box REIT PLC REIT
(United Kingdom) 7,266
1,446 UDR, Inc. REIT 53,357
5,422 VICI Properties, Inc. REIT 153,009
1,487 Welltower, Inc. REIT 305,326
3,491 Weyerhaeuser Co. REIT 85,564
1,020,151
Utilities – 0.5%
759 Capital Power Corp. (Canada) 38,921
376 Enagas SA (Spain) 7,468
23 Grenergy Renovables SA
(Spain)* 3,301
264 Iberdrola SA (Spain) 6,008
248 Solaria Energia y Medio
Ambiente SA (Spain)* 6,801
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
3,813 United Utilities Group PLC
(United Kingdom) $ 69,078
131,577
TOTAL COMMON STOCKS
(Cost $21,035,748)
24,056,842
Shares Description Dividend Rate Value
aa
Preferred Stocks – 0.0%
Chemicals – 0.0%
168 FUCHS SE 3.13% 7,705
Ground Transportation – 0.0%
106 Sixt SE 4.26 7,855
Health Care Equipment & Supplies – 0.0%
25 Draegerwerk AG
& Co. KGaA 2.48 2,678
TOTAL PREFERRED STOCKS
(Cost $16,660)
18,238
Units Description Expiration Month Value
aa
Right – 0.0%
Consumer Discretionary – 0.0%
668 Electrolux AB*
(Cost $1,069)
06/26 893
Shares Dividend Rate Value
aa
Investment Company – 18.3%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,537,864 3.532% 5,537,864
(Cost $5,537,864)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $26,591,341)
29,613,837
a
Securities Lending Reinvestment Vehicle – 0.3%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
84,357 3.532% 84,357
(Cost $84,357)
TOTAL INVESTMENTS – 98.3%
(Cost $26,675,698)
$ 29,698,194
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
500,614
NET ASSETS – 100.0%
$ 30,198,808
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
May 31,2026 (Unaudited)
Additional Investment Information
**End swaps header**
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid) by
the Fund Counterparty
Termination
Date
(a)
Notional
Amount (000's)
Upfront
Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)*
MXWLPERT 4.120% JPMorgan Chase 11/18/2026 $ 8,778 $ – $ 1,708,493
MXWLPERT 4.030% BNP Paribas 06/02/2027 2,814 – 320,632
MXWSPERT 4.130% BNP Paribas 06/02/2027 2,115 – (142,216)
MXWSPERT 4.259% JPMorgan Chase 11/18/2026 5,171 – (655,982)
TOTAL $ 1,230,927
* There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Goldman Sachs Small Cap Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 0.9%
154,371 Lionsgate Studios Corp.* $ 2,215,224
Consumer Discretionary – 10.6%
17,342 Boot Barn Holdings, Inc.* 2,945,886
12,125 Brinker International, Inc.* 1,726,357
127,892 Callaway Golf Co.* 1,969,537
15,996 Five Below, Inc.* 3,636,851
33,589 Kontoor Brands, Inc. 2,410,682
86,455 Life Time Group Holdings, Inc.* 2,859,931
93,549 Lindblad Expeditions Holdings,
Inc.* 2,146,950
26,065 Ollie's Bargain Outlet Holdings,
Inc.* 2,127,686
24,266 Patrick Industries, Inc. 2,196,558
46,612 Taylor Morrison Home Corp.* 2,726,802
27,795 Urban Outfitters, Inc.* 2,019,307
26,766,547
Consumer Staples – 1.6%
27,114 Chefs' Warehouse, Inc. (The)* 2,075,305
22,591 Freshpet, Inc.* 1,165,696
31,094 Yesway, Inc., Class A* 699,615
3,940,616
Energy – 3.9%
54,292 Archrock, Inc. 1,818,239
38,022 Cactus, Inc., Class A 2,206,797
16,485 Chord Energy Corp. 2,173,877
53,969 Liberty Energy, Inc. 1,579,133
44,695 Seadrill Ltd. (Norway)* 2,108,263
9,886,309
Financials – 16.1%
99,536 Columbia Banking System, Inc. 2,950,247
56,886 First Merchants Corp. 2,292,506
78,494 Glacier Bancorp, Inc. 3,732,390
11,667 Hanover Insurance Group, Inc.
(The) 2,172,395
47,984 Jefferson Capital, Inc. 815,248
18,131 Nicolet Bankshares, Inc. 2,543,235
82,149 NMI Holdings, Inc.* 2,949,149
25,874 PennyMac Financial Services,
Inc. 2,170,052
144,718 Perella Weinberg Partners 2,483,361
57,950 Piper Sandler Cos. 4,543,860
79,131 Renasant Corp. 3,222,214
65,414 Skyward Specialty Insurance
Group, Inc.* 2,886,066
28,987 SouthState Bank Corp. 2,746,518
187,366 Valley National Bancorp 2,580,030
75,429 WesBanco, Inc. 2,613,615
40,700,886
Health Care – 13.5%
84,787 10X Genomics, Inc., Class A* 2,399,896
68,988 Acadia Healthcare Co., Inc.* 1,600,522
77,412 Alkermes PLC* 3,266,012
27,974 Bridgebio Pharma, Inc.* 1,853,557
70,926 Definium Therapeutics, Inc.* 1,715,700
25,370 Glaukos Corp.* 2,621,990
17,555 iRhythm Holdings, Inc.* 1,999,514
8,688 Krystal Biotech, Inc.* 2,684,853
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
11,355 Ligand Pharmaceuticals, Inc.* $ 2,633,906
12,645 Repligen Corp.* 1,567,348
14,907 REVOLUTION Medicines, Inc.* 2,347,554
14,505 Rhythm Pharmaceuticals, Inc.* 1,281,082
11,214 Spyre Therapeutics, Inc.* 824,229
32,167 Supernus Pharmaceuticals, Inc.* 1,485,472
47,397 Veracyte, Inc.* 2,196,377
89,895 Waystar Holding Corp.* 1,789,809
34,036 Xenon Pharmaceuticals, Inc.
(Canada)* 1,862,790
34,130,611
Industrials – 19.4%
66,284 Alliance Laundry Holdings, Inc.* 1,673,671
59,892 Amentum Holdings, Inc.* 1,391,291
23,887 ArcBest Corp. 3,265,114
23,040 Arcosa, Inc. 2,920,320
12,434 Enpro, Inc. 3,817,114
12,316 ESCO Technologies, Inc. 3,595,040
26,777 Franklin Electric Co., Inc. 2,634,321
102,673 Gates Industrial Corp. PLC* 2,661,284
19,924 Granite Construction, Inc. 2,726,400
39,119 Mercury Systems, Inc.* 4,369,592
15,213 Moog, Inc., Class A 5,476,224
7,601 MYR Group, Inc.* 3,534,921
26,043 Proto Labs, Inc.* 1,973,018
38,418 Sensata Technologies Holding
PLC 1,897,465
13,146 Standex International Corp. 3,641,574
57,943 Terex Corp. 3,371,124
48,948,473
Information Technology – 21.7%
67,606 A10 Networks, Inc. 2,037,645
10,989 Advanced Energy Industries, Inc. 3,320,656
111,644 Allegro MicroSystems, Inc.
(Japan)* 5,344,398
58,125 Braze, Inc., Class A* 1,489,744
78,998 Cohu, Inc.* 4,167,145
28,312 DigitalOcean Holdings, Inc.* 4,415,256
80,847 Extreme Networks, Inc.* 2,143,254
32,560 FormFactor, Inc.* 4,056,650
35,830 Intapp, Inc.* 827,315
38,633 JFrog Ltd.* 3,070,551
56,306 Knowles Corp.* 2,106,408
5,532 Littelfuse, Inc. 2,582,725
99,690 nCino, Inc.* 1,603,015
26,455 nLight, Inc.* 1,960,845
15,729 Onto Innovation, Inc.* 4,061,857
140,252 SailPoint, Inc.* 2,640,945
33,745 Semtech Corp.* 5,147,462
68,785 Veeco Instruments, Inc.* 3,964,767
54,940,638
Materials – 6.5%
98,465 Coeur Mining, Inc. 1,902,344
43,984 Commercial Metals Co. 3,344,983
69,155 Constellium SE* 2,369,250
59,901 Element Solutions, Inc. 2,541,599
32,246 HB Fuller Co. 2,066,324
29,221 Ingevity Corp.* 1,981,768

Goldman Sachs Small Cap Equity ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
26,143 Solstice Advanced Materials, Inc. $ 2,202,025
16,408,293
Real Estate – 2.6%
79,315 COPT Defense Properties REIT 2,542,839
59,720 Terreno Realty Corp. REIT 3,923,007
6,465,846
Utilities – 3.0%
19,465 IDACORP, Inc. 2,730,355
24,409 Southwest Gas Holdings, Inc. 2,104,300
33,161 Spire, Inc. 2,727,824
7,562,479
TOTAL COMMON STOCKS
(Cost $214,528,168)
251,965,922
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
621,402 3.532% 621,402
(Cost $621,402)
TOTAL INVESTMENTS – 100.0%
(Cost $215,149,570)
$ 252,587,324
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
74,799
NET ASSETS – 100.0%
$ 252,662,123
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Equity ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures)”, including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange traded derivatives typically fall within Level 1 of the fair value hierarchy.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A
Total Return swap
is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
(a)
Enhanced International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 48,722 $ — $ —
Asia 2,873,130 — —
Europe 5,657,244 81,818 —
North America 703,382 — —
Oceania 899,369 — —
South America 27,113 — —
Investment Company 4,188 — —
Total
$ 10,213,148 $ 81,818 $ —
€ 1.00 € 1.00 € 1.00
(a)
Equal Weight U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 3,499,756 $ — $ —
Europe 13,696,283 — —
North America 1,751,697,364 — —
Investment Company 2,430,930 — —
Total
$ 1,771,324,333 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Hedge Industry VIP ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 11,245,425 $ — $ —
Europe 24,252,253 — —
North America 508,671,219 — —
South America 23,616,430 — —
Investment Company 989,260 — —
Total
$ 568,774,587 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
India Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 151,847,694 $ — $ —
North America 2,258,472 — —
Investment Company 1,243,588 — —
Total
$ 155,349,754 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (4,097) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Innovate Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 29,364,925 $ — $ —
Europe 17,045,976 — —
North America 163,127,272 — —
Oceania 881,869 — —
South America 1,952,684 — —
Securities Lending Reinvestment Vehicle 5,735,193 — —
Total
$ 218,107,919 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
JUST U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 561,427,637 $ — $ —
Investment Company 1,152,846 — —
Securities Lending Reinvestment Vehicle 80,177 — —
Total
$ 562,660,660 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MSCI World Private Equity Return Tracker ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 56,077 $ — $ —
Asia 886,398 — —
Europe 4,325,237 19,131 —
North America 18,513,113 — 23
Oceania 272,091 — —
South America 3,903 — —
Investment Company 5,537,864 — —
Securities Lending Reinvestment Vehicle 84,357 — —
Total
$ 29,679,040 $ 19,131 $ 23
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Total Return Swap Contracts
(b)
$ — $ 2,029,125 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Total Return Swap Contracts
(b)
$ — $ (798,199) $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 5,344,398 $ — $ —
Europe 2,108,263 — —
North America 244,513,261 — —
Investment Company 621,402 — —
Total
$ 252,587,324 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Index Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — GSAM, JUST Capital Foundation, Inc. and
Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the
Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the
Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Industry Concentration Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.
If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except India Equity ETF and Small Cap Equity ETF) trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Non-Diversification Risk — The India Equity ETF and Small Cap Equity ETF are non-diversified, meaning that each is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. The JUST U.S. Large Cap Equity ETF is classified as “diversified”; however, the Fund may become
“non-diversified” to the extent its Index is non-diversified and thus may invest a larger percentage of its assets in fewer issuers than diversified funds.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tracking Error Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons.
Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)